UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04920

WASATCH FUNDS TRUST

(Exact name of registrant as specified in charter)

505 Wakara Way 3rd Floor Salt Lake City, Utah	84108
(Address of principal executive offices)	(Zip code)

(Name and Address of Agent for Service)	Copy to:

Samuel S. Stewart, Jr. Wasatch Funds Trust 505 Wakara Way, 3rd Floor Salt Lake City, Utah 84108	Eric F. Fess, Esq. Chapman & Cutler LLP 111 West Monroe Street Chicago, IL 60603

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Item 1.	Schedule of Investments.

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments

June 30, 2016 (Unaudited)

Shares		Value

	COMMON STOCKS 93.6%

	Airlines 5.0%
192,940	Allegiant Travel Co.	$29,230,410
694,245	Spirit Airlines, Inc.*	31,150,773

		60,381,183

	Apparel Retail 0.6%
485,770	Zumiez, Inc.*	6,951,369

	Application Software 8.0%
126,956	ANSYS, Inc.*	11,521,257
287,457	Globant S.A.* (Argentina)	11,311,433
207,328	Tyler Technologies, Inc.*	34,563,651
126,501	Ultimate Software Group, Inc. (The)*	26,601,895
525,719	Zendesk, Inc.*	13,868,467

		97,866,703

	Asset Management & Custody Banks 1.5%
368,969	SEI Investments Co.	17,751,099

	Automotive Retail 1.4%
273,758	Monro Muffler Brake, Inc.	17,400,058

	Biotechnology 4.5%
1,908,420	Abcam plc (United Kingdom)	19,543,085
1,582,827	Sangamo BioSciences, Inc.*	9,164,568
651,027	Seattle Genetics, Inc.*	26,308,001

		55,015,654

	Building Products 1.6%
424,029	Trex Co., Inc.*	19,047,383

	Consumer Finance 3.7%
169,210	Credit Acceptance Corp.*	31,317,387
548,345	PRA Group, Inc.*	13,237,048

		44,554,435

	Distributors 1.3%
163,176	Pool Corp.	15,343,439

	Diversified Banks 2.4%
6,656,038	City Union Bank Ltd. (India)	11,525,458
1,100,909	Yes Bank Ltd. (India)	18,055,433

		29,580,891

	Diversified Support Services 2.9%
726,462	Copart, Inc.*	35,603,903

	Environmental & Facilities Services 3.5%
600,152	Waste Connections, Inc.* (Canada)	43,240,952

	General Merchandise Stores 1.2%
581,194	Ollie’s Bargain Outlet Holdings, Inc.*	14,465,919

	Health Care Facilities 2.1%
1,250,069	Ensign Group, Inc. (The)	26,263,950

	Health Care REITs 1.7%
1,536,988	CareTrust REIT, Inc.	21,179,695

	Health Care Services 4.9%
764,265	ExamWorks Group, Inc.*	26,634,635
452,343	MEDNAX, Inc.*	32,763,204

		59,397,839

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Homebuilding 1.7%
556,133	Installed Building Products, Inc.*	$20,182,066

	Homefurnishing Retail 0.5%
182,542	Mattress Firm Holding Corp.*	6,124,284

	Internet Retail 1.8%
86,205	Blue Nile, Inc.	2,360,293
508,640	MakeMyTrip Ltd.* (India)	7,558,390
305,676	Wayfair, Inc., Class A*	11,921,364

		21,840,047

	Internet Software & Services 8.6%
448,282	Cimpress N.V.*	41,457,119
1,111,166	Cornerstone OnDemand, Inc.*	42,290,978
372,214	Envestnet, Inc.*	12,398,448
179,106	Shutterstock, Inc.*	8,203,055

		104,349,600

	IT Consulting & Other Services 3.2%
335,413	EPAM Systems, Inc.*	21,570,410
331,612	Luxoft Holding, Inc.* (Switzerland)	17,250,456

		38,820,866

	Life Sciences Tools & Services 4.1%
1,147,000	Divi’s Laboratories Ltd. (India)	19,093,398
436,437	ICON plc* (Ireland)	30,554,954

		49,648,352

	Managed Health Care 0.7%
300,389	HealthEquity, Inc.*	9,127,320

	Personal Products 1.1%
283,139	Nu Skin Enterprises, Inc., Class A	13,078,190

	Real Estate Services 1.6%
660,390	HFF, Inc., Class A	19,072,063

	Regional Banks 7.6%
346,902	Eagle Bancorp, Inc.*	16,689,455
340,636	Independent Bank Corp.	15,567,065
522,000	Metro Bank plc* † (United Kingdom)	12,488,980
220,804	South State Corp.	15,025,712
376,326	Texas Capital Bancshares, Inc.*	17,597,004
444,763	Webster Financial Corp.	15,099,704

		92,467,920

	Research & Consulting Services 1.2%
244,015	CEB, Inc.	15,050,845

	Restaurants 1.9%
596,811	Fiesta Restaurant Group, Inc.*	13,016,448
267,888	Zoe’s Kitchen, Inc.*	9,716,298

		22,732,746

	Semiconductors 3.1%
432,450	Cavium, Inc.*	16,692,570
301,196	Monolithic Power Systems, Inc.	20,577,711

		37,270,281

	Specialized Consumer Services 1.1%
823,349	LifeLock, Inc.*	13,017,148

	Specialized Finance 0.4%
148,269	CRISIL Ltd. (India)	4,417,122

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Specialty Chemicals 2.0%
406,646	Balchem Corp.	$24,256,434

	Specialty Stores 1.2%
322,333	Five Below, Inc.*	14,959,474

	Systems Software 2.3%
89,611	CyberArk Software Ltd.* (Israel)	4,354,199
166,471	FleetMatics Group plc*	7,213,188
540,922	Fortinet, Inc.*	17,087,726

		28,655,113

	Trucking 3.2%
627,240	Knight Transportation, Inc.	16,672,039
375,268	Old Dominion Freight Line, Inc.*	22,632,413

		39,304,452

	Total Common Stocks (cost $837,657,443)	1,138,418,795

	PREFERRED STOCKS 0.2%

	Systems Software 0.2%
209,500	DocuSign, Inc., Series F Pfd.* *** †	2,962,330

	Total Preferred Stocks (cost $4,000,004)	2,962,330

Principal Amount		Value
	SHORT-TERM INVESTMENTS 6.4%

	Repurchase Agreement 6.4%
$77,390,072	Repurchase Agreement dated 6/30/16, 0.03% due 7/1/16 with State Street Bank and Trust Co. collateralized by $75,005,000 of United States Treasury Notes 2.125% due 12/31/22; value $78,942,763; repurchase proceeds: $77,390,137 (cost $77,390,072)	$77,390,072

	Total Short-Term Investments (cost $77,390,072)	77,390,072

	Total Investments (cost $919,047,519) 100.2%§	1,218,771,197
	Liabilities less Other Assets (0.2%)	(2,521,631)

	NET ASSETS 100.0%	$1,216,249,566

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 5.97%.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

At June 30, 2016, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	1.0
Canada	3.8
India	5.3
Ireland	2.7
Israel	0.4
Switzerland	1.5
United Kingdom	2.8
United States	82.5

Total	100.0%

WASATCH EMERGING INDIA FUND (WAINX / WIINX) – Schedule of Investments

June 30, 2016 (Unaudited)

Shares		Value

	COMMON STOCKS 97.5%

	Air Freight & Logistics 1.7%
13,568	Blue Dart Express Ltd. (India)	$1,201,129

	Apparel, Accessories & Luxury Goods 1.6%
5,313	Page Industries Ltd. (India)	1,104,216

	Auto Parts & Equipment 2.6%
2,331	Bosch Ltd. (India)	781,874
12,156	WABCO India Ltd. (India)	1,044,903

		1,826,777

	Building Products 5.3%
93,975	Kajaria Ceramics Ltd. (India)	1,679,499
234,146	Somany Ceramics Ltd. (India)	2,002,101

		3,681,600

	Cable & Satellite 0.7%
355,372	Dish TV India Ltd.* (India)	518,244

	Commodity Chemicals 4.3%
471,065	Berger Paints India Ltd. (India)	1,929,934
127,694	Gulf Oil Lubricants India Ltd. (India)	1,080,590

		3,010,524

	Construction Machinery & Heavy Trucks 0.7%
1,793	Eicher Motors Ltd. (India)	510,248

	Consumer Finance 11.3%
23,656	Bajaj Finance Ltd. (India)	2,803,396
93,132	Cholamandalam Investment and Finance Co. Ltd. (India)	1,303,392
103,322	Mahindra & Mahindra Financial Services Ltd. (India)	515,288
149,136	Repco Home Finance Ltd. (India)	1,697,507
26,755	Shriram City Union Finance Ltd. (India)	659,368
77,007	SKS Microfinance Ltd.* (India)	845,523

		7,824,474

	Department Stores 1.2%
116,237	V-Mart Retail Ltd. (India)	825,404

	Diversified Banks 4.5%
176,542	Axis Bank Ltd. (India)	1,402,836
9,834	HDFC Bank Ltd. ADR (India)	652,486
64,352	IndusInd Bank Ltd. (India)	1,062,289

		3,117,611

	Diversified Chemicals 3.1%
203,219	Pidilite Industries Ltd. (India)	2,166,918

	Electrical Components & Equipment 1.5%
80,012	Amara Raja Batteries Ltd. (India)	1,037,336

	Fertilizers & Agricultural Chemicals 3.6%
13,628	Bayer CropScience Ltd. (India)	787,348
205,892	UPL Ltd. (India)	1,688,343

		2,475,691

	Health Care Facilities 1.3%
30,492	Apollo Hospitals Enterprise Ltd. (India)	595,568
179,375	Max India Ltd.* *** (India)	272,564

		868,132

WASATCH EMERGING INDIA FUND (WAINX / WIINX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Health Care Services 3.3%
178,867	Dr. Lal PathLabs Ltd.* (India)	$2,260,673

	Housewares & Specialties 1.6%
131,727	LA Opala RG Ltd. (India)	1,086,958

	Human Resource & Employment Services 2.0%
315,495	Quess Corp. Ltd.* *** † (India)	1,402,725

	Industrial Machinery 1.5%
37,561	AIA Engineering Ltd. (India)	569,865
8,005	FAG Bearings India Ltd. (India)	489,176

		1,059,041

	Internet Retail 3.0%
142,383	MakeMyTrip Ltd.* (India)	2,115,811

	IT Consulting & Other Services 1.7%
20,437	Cognizant Technology Solutions Corp., Class A*	1,169,814

	Life & Health Insurance 2.0%
174,713	Max Financial Services Ltd. (India)	1,375,646

	Life Sciences Tools & Services 2.7%
78,252	Divi’s Laboratories Ltd. (India)	1,302,613
95,203	Syngene International Ltd. (India)	568,283

		1,870,896

	Marine Ports & Services 0.7%
199,597	Gujarat Pipavav Port Ltd.* (India)	485,030

	Packaged Foods & Meats 5.8%
29,563	Britannia Industries Ltd. (India)	1,208,774
3,051	GlaxoSmithKline Consumer Healthcare Ltd. (India)	264,811
182,374	Manpasand Beverages Ltd. (India)	1,495,434
725,823	Prabhat Dairy Ltd.* (India)	1,064,704

		4,033,723

	Personal Products 7.6%
55,333	Bajaj Corp. Ltd. (India)	319,243
101,512	Colgate-Palmolive India Ltd. (India)	1,383,038
263,963	Dabur India Ltd. (India)	1,207,341
68,039	Godrej Consumer Products Ltd. (India)	1,620,605
7,805	Procter & Gamble Hygiene & Health Care Ltd. (India)	721,814

		5,252,041

	Pharmaceuticals 9.3%
114,072	Aurobindo Pharma Ltd. (India)	1,257,563
131,396	Glenmark Pharmaceuticals Ltd. (India)	1,562,946
23,780	Lupin Ltd. (India)	545,825
1,292,199	Marksans Pharma Ltd. (India)	921,341
254,689	Natco Pharma Ltd. (India)	2,198,563

		6,486,238

	Restaurants 0.5%
21,502	Jubilant Foodworks Ltd. (India)	370,864

	Specialized Finance 1.3%
30,087	CRISIL Ltd. (India)	896,330

	Specialty Chemicals 1.7%
43,751	Asian Paints Ltd. (India)	647,588
34,943	Max Ventures & Industries Ltd.* (India)	32,719
158,467	SH Kelkar & Co. Ltd. (India)	502,668

		1,182,975

WASATCH EMERGING INDIA FUND (WAINX / WIINX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Systems Software 1.5%
40,452	Tata Elxsi Ltd. (India)	$1,024,381

	Textiles 3.3%
1,403,844	Welspun India Ltd. (India)	2,271,698

	Thrifts & Mortgage Finance 4.6%
194,719	Gruh Finance Ltd. (India)	831,358
72,176	Housing Development Finance Corp. Ltd. (India)	1,343,605
64,450	Indiabulls Housing Finance Ltd. (India)	645,207
52,989	LIC Housing Finance Ltd. (India)	390,204

		3,210,374

	Total Common Stocks (cost $52,353,273)	67,723,522

Principal Amount		Value
	CORPORATE BONDS 0.0%

	Air Freight & Logistics 0.0%
$532,980	Blue Dart Express Ltd., 9.30%, 11/20/17 (India)	$8,094
304,560	Blue Dart Express Ltd., 9.40%, 11/20/18 (India)	4,643
228,420	Blue Dart Express Ltd., 9.50%, 11/20/19 (India)	3,486

		16,223

	Total Corporate Bonds (cost $10,545)	16,223

	SHORT-TERM INVESTMENTS 3.6%

	Repurchase Agreement 3.6%
2,480,115	Repurchase Agreement dated 6/30/16, 0.03% due 7/1/16 with State Street Bank and Trust Co. collateralized by $2,405,000 of United States Treasury Notes 2.125% due 12/31/22; value: $2,531,263; repurchase proceeds: $2,480,117 (cost $2,480,115)	2,480,115

	Total Short-Term Investments (cost $2,480,115)	2,480,115

	Total Investments (cost $54,843,933) 101.1%§	70,219,860
	Liabilities less Other Assets (1.1%)	(761,876)

	NET ASSETS 100.0%	$69,457,984

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (See Note 7).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 86.46%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2016, Wasatch Emerging India Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
India	98.3
United States	1.7

Total	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX) – Schedule of Investments

June 30, 2016 (Unaudited)

Shares		Value

	COMMON STOCKS 99.5%

	Airport Services 6.8%
143,049	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (Mexico)	$1,470,047
67,686	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)	1,078,135

		2,548,182

	Biotechnology 4.0%
4,001	Medytox, Inc. (Korea)	1,513,242

	Commodity Chemicals 1.7%
158,452	Berger Paints India Ltd. (India)	649,171

	Consumer Finance 8.2%
14,220	Bajaj Finance Ltd. (India)	1,685,166
771,706	Gentera S.A.B. de C.V. (Mexico)	1,381,870

		3,067,036

	Diversified Banks 8.0%
126,624	Axis Bank Ltd. (India)	1,006,178
204,676	Kasikornbank Public Co. Ltd. (Thailand)	1,008,057
281,914	National Bank of Ras Al-Khaimah PSC (United Arab Emirates)	399,723
738,612	PT Bank Rakyat Indonesia Persero Tbk (Indonesia)	607,754

		3,021,712

	Drug Retail 3.7%
70,843	Raia Drogasil S.A. (Brazil)	1,392,534

	Fertilizers & Agricultural Chemicals 2.7%
125,165	UPL Ltd. (India)	1,026,370

	Food Retail 5.1%
3,025	BGF Retail Co. Ltd. (Korea)	563,239
39,484	BIM Birlesik Magazalar A.S. (Turkey)	767,787
72,665	President Chain Store Corp. (Taiwan)	567,757

		1,898,783

	Health Care Facilities 3.0%
1,665,337	Bangkok Dusit Medical Services Public Co. Ltd., Class F (Thailand)	1,132,657

	Highways & Railtracks 3.9%
117,822	Promotora y Operadora de Infraestructura S.A.B. de C.V. (Mexico)	1,449,612

	Hypermarkets & Super Centers 2.1%
108,278	Lenta Ltd.-REG S GDR* (Russia)	785,541

	Industrial Machinery 1.3%
117,015	Weg S.A. (Brazil)	500,533

	Internet Software & Services 4.1%
11,079	MercadoLibre, Inc. (Brazil)	1,558,483

	Life & Health Insurance 2.0%
91,221	Discovery Ltd. (South Africa)	760,581

	Life Sciences Tools & Services 2.8%
62,283	Divi’s Laboratories Ltd. (India)	1,036,786

	Marine Ports & Services 1.4%
389,243	International Container Terminal Services, Inc. (Philippines)	510,501

	Multi-Line Insurance 2.0%
84,122	BB Seguridade Participacoes S.A. (Brazil)	736,164

	Multi-Sector Holdings 4.2%
51,706	GT Capital Holdings, Inc. (Philippines)	1,589,534

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Packaged Foods & Meats 6.1%
19,370	Britannia Industries Ltd. (India)	$792,002
194,156	Universal Robina Corp. (Philippines)	861,122
351,651	Vitasoy International Holdings Ltd. (Hong Kong)	639,625

		2,292,749

	Personal Products 6.9%
43,452	Colgate-Palmolive India Ltd. (India)	592,007
124,990	Dabur India Ltd. (India)	571,692
36,166	Godrej Consumer Products Ltd. (India)	861,429
578	LG Household & Health Care Ltd. (Korea)	564,449

		2,589,577

	Pharmaceuticals 4.8%
78,035	Glenmark Pharmaceuticals Ltd. (India)	928,221
830	Hanmi Pharm Co. Ltd. (Korea)	513,686
15,037	Lupin Ltd. (India)	345,146

		1,787,053

	Regional Banks 3.2%
248,133	Grupo Financiero Interacciones S.A. de C.V., Class O (Mexico)	1,210,868

	Restaurants 3.0%
293,025	Alsea S.A.B. de C.V. (Mexico)	1,115,111

	Specialty Chemicals 3.0%
75,868	Asian Paints Ltd. (India)	1,122,972

	Textiles 3.5%
48,982	Eclat Textile Co. Ltd. (Taiwan)	475,019
526,835	Welspun India Ltd. (India)	852,523

		1,327,542

	Wireless Telecommunication Services 2.0%
1,495,787	PT Tower Bersama Infrastructure Tbk (Indonesia)	749,815

	Total Common Stocks (cost $33,872,013)	37,373,109

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.3%

	Repurchase Agreement 1.3%
$474,609	Repurchase Agreement dated 6/30/16, 0.03% due 7/1/16 with State Street Bank and Trust Co. collateralized by $460,000 of United States Treasury Notes 2.125% due 12/31/22; value: $484,150; repurchase proceeds: $474,609 (cost $474,609)	$474,609

	Total Short-Term Investments (cost $474,609)	474,609

	Total Investments (cost $34,346,622) 100.8%§	37,847,718
	Liabilities less Other Assets (0.8%)	(298,197)

	NET ASSETS 100.0%	$37,549,521

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 64.84%.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

At June 30, 2016, Wasatch Emerging Markets Select Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	11.2
Hong Kong	1.7
India	30.7
Indonesia	3.6
Korea	8.5
Mexico	20.6
Philippines	7.9
Russia	2.1
South Africa	2.0
Taiwan	2.8
Thailand	5.7
Turkey	2.1
United Arab Emirates	1.1

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX) – Schedule of Investments

June 30, 2016 (Unaudited)

Shares		Value

	COMMON STOCKS 100.1%

	Airport Services 3.6%
2,772,423	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	$16,515,466
766,451	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)	12,208,401

		28,723,867

	Application Software 0.6%
914,295	Linx S.A. (Brazil)	4,585,493

	Asset Management & Custody Banks 0.8%
3,147,213	Peregrine Holdings Ltd. (South Africa)	6,268,405

	Auto Parts & Equipment 2.7%
746,389	Cub Elecparts, Inc. (Taiwan)	8,410,414
823,073	Tung Thih Electronic Co. Ltd. (Taiwan)	13,252,612

		21,663,026

	Biotechnology 4.3%
143,502	Cell Biotech Co. Ltd. (Korea)	7,495,645
55,673	China Biologic Products, Inc.* (China)	5,919,154
24,519	Hugel, Inc.* (Korea)	6,801,361
36,997	Medytox, Inc. (Korea)	13,992,854

		34,209,014

	Building Products 1.6%
701,788	Kajaria Ceramics Ltd. (India)	12,542,188

	Commodity Chemicals 1.3%
2,506,014	Berger Paints India Ltd. (India)	10,267,037

	Consumer Finance 11.0%
95,265	Bajaj Finance Ltd. (India)	11,289,546
542,386	Cholamandalam Investment and Finance Co. Ltd. (India)	7,590,752
4,516,671	Credito Real S.A.B. de C.V. (Mexico)	8,643,519
160,005	KRUK S.A. (Poland)	8,153,173
730,594	Repco Home Finance Ltd. (India)	8,315,821
284,120	Shriram City Union Finance Ltd. (India)	7,002,041
1,065,965	SKS Microfinance Ltd.* (India)	11,704,108
11,148,438	Srisawad Power 1979 Public Co. Ltd. (Thailand)	12,055,795
5,045,021	Unifin Financiera SAPI de C.V. SOFOM (Mexico)	12,636,517

		87,391,272

	Department Stores 2.7%
1,395,203	Poya Co. Ltd. (Taiwan)	15,558,625
3,619,293	PT Matahari Department Store Tbk (Indonesia)	5,516,194

		21,074,819

	Diversified Banks 1.6%
1,207,065	EastWest Banking Corp. (Philippines)	467,834
3,074,484	Security Bank Corp. (Philippines)	12,577,599

		13,045,433

	Diversified Chemicals 1.5%
1,125,598	Pidilite Industries Ltd. (India)	12,002,218

	Drug Retail 4.7%
2,104,365	Clicks Group Ltd. (South Africa)	17,498,345
1,015,422	Raia Drogasil S.A. (Brazil)	19,959,761

		37,458,106

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Electrical Components & Equipment 2.5%
731,782	Amara Raja Batteries Ltd. (India)	$9,487,372
758,610	Voltronic Power Technology Corp. (Taiwan)	10,604,580

		20,091,952

	Electronic Components 1.5%
3,386,786	Sunny Optical Technology Group Co. Ltd. (China)	11,944,694

	Electronic Manufacturing Services 0.4%
3,887,361	Hana Microelectronics Public Co. Ltd. (Thailand)	3,263,436

	Fertilizers & Agricultural Chemicals 2.5%
164,472	Bayer CropScience Ltd. (India)	9,502,252
1,230,213	UPL Ltd. (India)	10,087,916

		19,590,168

	Food Retail 3.1%
81,831	BGF Retail Co. Ltd. (Korea)	15,236,488
777,445	Eurocash S.A. (Poland)	9,074,824

		24,311,312

	Footwear 0.8%
160,463	CCC S.A. (Poland)	6,496,154

	Health Care Equipment 3.1%
235,538	DIO Corp.* (Korea)	9,824,303
170,543	InBody Co. Ltd. (Korea)	6,078,713
54,726	Osstem Implant Co. Ltd.* (Korea)	3,727,694
155,448	Value Added Technologies Co. Ltd. (Korea)	5,099,404

		24,730,114

	Health Care Facilities 1.5%
996,351	Max India Ltd.* *** (India)	1,513,975
586,915	NMC Health plc (United Arab Emirates)	10,057,801

		11,571,776

	Health Care Services 0.7%
430,816	Dr. Lal PathLabs Ltd.* (India)	5,445,018

	Highways & Railtracks 0.9%
11,479,438	Yuexiu Transport Infrastructure Ltd. (China)	7,405,231

	Home Furnishings 2.0%
53,868	Hanssem Co. Ltd. (Korea)	7,502,492
6,056,701	Man Wah Holdings Ltd. (Hong Kong)	8,721,536

		16,224,028

	Home Improvement Retail 1.6%
43,698,586	Home Product Center Public Co. Ltd. (Thailand)	12,311,212

	Hotels, Resorts & Cruise Lines 1.9%
13,142,375	Minor International Public Co. Ltd. (Thailand)	15,053,517

	Hypermarkets & Super Centers 2.2%
152,574	Al Meera Consumer Goods Co. (Qatar)	8,896,438
1,131,033	Lenta Ltd.-REG S GDR* (Russia)	8,205,482
5,529	Puregold Price Club, Inc. (Philippines)	4,953

		17,106,873

	Internet Retail 0.3%
509,766	Interpark Holdings Corp. (Korea)	2,659,947

	Internet Software & Services 1.6%
521,636	Addcn Technology Co. Ltd. (Taiwan)	3,836,875
814,685	PChome Online, Inc. (Taiwan)	9,030,550

		12,867,425

	IT Consulting & Other Services 0.6%
531,914	EOH Holdings Ltd. (South Africa)	5,025,030

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Life & Health Insurance 0.9%
915,939	Max Financial Services Ltd. (India)	$7,211,870

	Marine Ports & Services 1.2%
2,548,945	International Container Terminal Services, Inc. (Philippines)	3,342,996
5,564,474	Westports Holdings Berhad (Malaysia)	5,808,385

		9,151,381

	Movies & Entertainment 1.2%
904,618	IMAX China Holding, Inc.* (China)	4,469,807
76,827	Loen Entertainment, Inc.* (Korea)	4,904,537

		9,374,344

	Multi-Sector Holdings 1.0%
267,752	GT Capital Holdings, Inc. (Philippines)	8,231,168

	Oil & Gas Exploration & Production 0.7%
563,677	Parex Resources, Inc.* (Colombia)	5,435,596

	Other Diversified Financial Services 0.6%
369,917	PSG Group Ltd. (South Africa)	4,878,586

	Packaged Foods & Meats 5.1%
266,389	Britannia Industries Ltd. (India)	10,892,129
3,474,986	Namchow Chemical Industrial Co. Ltd. (Taiwan)	7,294,440
1,634,166	Ulker Biskuvi Sanayi A.S, (Turkey)	11,907,010
5,901,933	Vitasoy International Holdings Ltd. (Hong Kong)	10,735,153

		40,828,732

	Pharmaceuticals 3.6%
13,017,213	China Animal Healthcare Ltd.* *** (China)	16,777
681,952	Glenmark Pharmaceuticals Ltd. (India)	8,111,768
7,910,915	Marksans Pharma Ltd. (India)	5,640,500
1,121,365	Natco Pharma Ltd. (India)	9,680,010
1,505,834	TTY Biopharm Co. Ltd. (Taiwan)	5,346,877

		28,795,932

	Property & Casualty Insurance 0.3%
1,791,093	Qualitas Controladora S.A.B. de C.V.** (Mexico)	2,541,321

	Real Estate Operating Companies 0.9%
3,398,130	Parque Arauco S.A. (Chile)	6,855,483

	Regional Banks 2.7%
1,292,076	Banregio Grupo Financiero S.A.B. de C.V. (Mexico)	7,453,232
1,550,783	Grupo Financiero Interacciones S.A. de C.V., Class O (Mexico)	7,567,691
48,951,100	PT Bank Tabungan Negara Tbk (Indonesia)	6,390,446

		21,411,369

	Reinsurance 0.4%
11,854,477	Thaire Life Assurance Public Co. Ltd. (Thailand)	3,407,234

	Research & Consulting Services 0.9%
1,366,318	Sporton International, Inc. (Taiwan)	7,080,268

	Restaurants 2.2%
3,107,504	Alsea S.A.B. de C.V. (Mexico)	11,825,651
655,131	Famous Brands Ltd. (South Africa)	5,638,495

		17,464,146

	Semiconductor Equipment 1.1%
736	ISC Co. Ltd. (Korea)	17,094
234,269	Koh Young Technology, Inc. (Korea)	8,368,984

		8,386,078

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Semiconductors 3.4%
707,322	ASPEED Technology, Inc. (Taiwan)	$6,578,764
434,612	eMemory Technology, Inc. (Taiwan)	4,320,453
100,030	LEENO Industrial, Inc. (Korea)	3,544,920
1,034,384	Silergy Corp. (Taiwan)	12,235,281

		26,679,418

	Specialty Chemicals 2.4%
35,993,789	D&L Industries, Inc. (Philippines)	7,667,740
221,323	Frutarom Industries Ltd. (Israel)	10,204,401
198,256	Max Ventures & Industries Ltd.* (India)	185,640
225,957	SH Kelkar & Co. Ltd. (India)	716,751

		18,774,532

	Systems Software 2.1%
289,381	DuzonBizon Co. Ltd. (Korea)	5,940,025
413,724	Tata Elxsi Ltd. (India)	10,476,889

		16,416,914

	Technology Hardware, Storage & Peripherals 2.8%
1,245,874	Ennoconn Corp. (Taiwan)	16,741,818
709,394	TSC Auto ID Technology Co. Ltd. (Taiwan)	5,748,494

		22,490,312

	Textiles 1.8%
351,247	Eclat Textile Co. Ltd. (Taiwan)	3,406,332
6,820,889	Welspun India Ltd. (India)	11,037,552

		14,443,884

	Thrifts & Mortgage Finance 0.5%
585,493	LIC Housing Finance Ltd. (India)	4,311,492

	Wireless Telecommunication Services 0.7%
10,267,101	PT Tower Bersama Infrastructure Tbk (Indonesia)	5,146,737

	Total Common Stocks (cost $644,682,718)	794,645,562

	WARRANTS 0.0%

	Consumer Finance 0.0%
584,207	Srisawad Power 1979 Public Co. Ltd., expiring 5/29/20* (Thailand)	140,482

	Hotels, Resorts & Cruise Lines 0.0%
962,906	Minor International Public Co. Ltd., expiring 11/3/17* (Thailand)	143,861

	Total Warrants (cost $0)	284,343

	PREFERRED STOCKS 1.1%

	Personal Products 1.1%
14,908	LG Household & Health Care Ltd. (Korea)	8,584,514

	Total Preferred Stocks (cost $7,855,320)	8,584,514

	Total Investments (cost $652,538,038) 101.2%§	803,514,419
	Liabilities less Other Assets (1.2%)	(9,685,594)

	NET ASSETS 100.0%	$793,828,825

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 72.82%.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

At June 30, 2016, Wasatch Emerging Markets Small Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	3.1
Chile	0.9
China	3.7
Colombia	0.7
Hong Kong	2.4
India	23.0
Indonesia	2.1
Israel	1.3
Korea	13.7
Malaysia	0.7
Mexico	9.9
Philippines	4.0
Poland	2.9
Qatar	1.1
Russia	1.0
South Africa	4.9
Taiwan	16.1
Thailand	5.8
Turkey	1.5
United Arab Emirates	1.2

Total	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX) – Schedule of Investments

June 30, 2016 (Unaudited)

Shares		Value

	COMMON STOCKS 92.5%

	Air Freight & Logistics 0.4%
3,178,784	Aramex PJSC (United Arab Emirates)	$2,813,327

	Airport Services 0.8%
530,498	Airports of Thailand Public Co. Ltd. (Thailand)	5,887,713

	Automobile Manufacturers 0.4%
351,600	Indus Motor Co. Ltd. (Pakistan)	3,156,375

	Brewers 8.7%
5,672,387	East African Breweries Ltd. (Kenya)	15,485,448
1,074,765	Guinness Ghana Breweries Ltd.* (Ghana)	502,735
10,103,081	Guinness Nigeria plc (Nigeria)	3,758,811
1,432,435	Lion Brewery Ceylon plc (Sri Lanka)	3,717,545
22,512,337	Nigerian Breweries plc (Nigeria)	10,712,602
4,522,446	Tanzania Breweries Ltd. (Tanzania, United Republic of)	28,311,751

		62,488,892

	Commodity Chemicals 2.0%
119,850	Berger Paints Bangladesh Ltd. (Bangladesh)	3,439,140
10,656,830	Chevron Lubricants Lanka plc (Sri Lanka)	10,901,941

		14,341,081

	Construction Materials 3.0%
49,219	Heidelberger Cement Bangladesh Ltd. (Bangladesh)	327,812
2,313,293	Kohat Cement Co. Ltd. (Pakistan)	5,772,076
3,450,000	Lafarge Cement Zambia plc (Zambia)	3,450,000
1,922,092	Lucky Cement Ltd. (Pakistan)	11,892,619

		21,442,507

	Consumer Finance 2.1%
6,755,052	Gentera S.A.B. de C.V. (Mexico)	12,096,065
14,090,781	Letshego Holdings Ltd. (Botswana)	3,217,933

		15,313,998

	Distillers & Vintners 2.3%
24,664,765	Thai Beverage Public Co. Ltd. (Thailand)	16,684,077

	Diversified Banks 13.5%
12,263,206	Banca Transilvania S.A. (Romania)	6,238,877
122,055	Banco Macro S.A. ADR (Argentina)	9,058,922
2,480,640	Bank for Foreign Trade of Vietnam JSC* (Vietnam)	5,277,128
585,814	BLOM Bank SAL GDR (Lebanon)	5,893,388
2,543,570	Commercial International Bank S.A.E (Egypt)	11,356,060
54,530	Credicorp Ltd. (Peru)	8,415,615
10,250,500	Equity Group Holdings Ltd (Kenya)	3,904,878
158,326	Grupo Aval Acciones y Valores S.A. ADR (Colombia)	1,274,524
270,205	Grupo Financiero Galicia S.A. ADR (Argentina)	8,252,061
4,471,500	Habib Bank Ltd. (Pakistan)	8,427,040
52,817	Intergroup Financial Services Corp. (Peru)	1,584,510
3,872,300	MCB Bank Ltd. (Pakistan)	8,070,034
6,285,940	Metropolitan Bank & Trust Co. (Philippines)	12,106,790
722	Military Commercial Joint Stock Bank (Vietnam)	483
222,587	National Bank of Kuwait SAK (Kuwait)	435,132
96,227	TBC Bank JSC GDR (Georgia)	1,270,196
100,000,000	Zenith Bank plc (Nigeria)	5,607,717

		97,173,355

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Diversified Real Estate Activities 1.2%
10,373,323	Ayala Land, Inc. (Philippines)	$8,604,935

	Diversified REITs 0.6%
1,935,600	Fibra Uno Administracion S.A. de C.V. (Mexico)	4,122,182

	Food Retail 1.2%
103,542	BIM Birlesik Magazalar A.S. (Turkey)	2,013,428
2,594,138	Philippine Seven Corp. (Philippines)	6,804,488

		8,817,916

	Health Care Facilities 2.6%
3,734,200	Bangkok Dusit Medical Services Public Co. Ltd., Class F (Thailand)	2,539,766
2,853,681	IHH Healthcare Berhad (Malaysia)	4,675,184
653,429	NMC Health plc (United Arab Emirates)	11,197,633

		18,412,583

	Household Products 2.1%
4,450,472	Kimberly-Clark de Mexico S.A.B. de C.V. (Mexico)	10,509,774
35,770,859	Unilever Nigeria plc (Nigeria)	4,208,858

		14,718,632

	Hypermarkets & Super Centers 1.1%
86,170	PriceSmart, Inc. (Costa Rica)	8,062,927

	Internet Software & Services 1.5%
78,879	MercadoLibre, Inc. (Brazil)	11,095,909

	Life & Health Insurance 0.0%
24	Enterprise Group Ltd. (Ghana)	15

	Multi-Line Insurance 1.0%
2,821,700	Bao Viet Holdings (Vietnam)	7,503,332

	Multi-Sector Holdings 3.7%
879,210	Ayala Corp. (Philippines)	15,909,322
131,425	GT Capital Holdings, Inc. (Philippines)	4,040,236
404,555	Remgro Ltd. (South Africa)	7,006,566

		26,956,124

	Other Diversified Financial Services 0.6%
1,430,429	FirstRand Ltd. (South Africa)	4,357,225

	Packaged Foods & Meats 18.3%
4,232,007	Agthia Group PJSC (United Arab Emirates)	8,920,947
16,880,254	Cadbury Nigeria plc (Nigeria)	1,032,049
268,378	Edita Food Industries-REG S GDR (Egypt)	1,932,322
7,837,190	Engro Foods Ltd.* (Pakistan)	12,200,305
1,852,228	Grupo Lala S.A.B. de C.V. (Mexico)	4,082,360
11,062,916	Juhayna Food Industries (Egypt)	8,424,645
343,163	Nestlé Lanka plc (Sri Lanka)	5,671,860
4,535,221	Nestlé Nigeria plc (Nigeria)	13,760,250
2,818,740	Olympic Industries Ltd. (Bangladesh)	12,443,815
9,005,371	PT Indofood CBP Sukses Makmur Tbk (Indonesia)	11,838,545
21,183	Rafhan Maize Products Co. Ltd. (Pakistan)	1,460,618
3,430,589	Universal Robina Corp. (Philippines)	15,215,372
5,568,700	Vietnam Dairy Products JSC (Vietnam)	35,221,488

		132,204,576

	Personal Products 0.7%
301,174	Marico Bangladesh Ltd. (Bangladesh)	4,918,695

	Pharmaceuticals 9.9%
1,911,670	Abbott Laboratories Pakistan Ltd. (Pakistan)	14,024,512
946,563	DHG Pharmaceutical JSC (Vietnam)	4,371,233
751,027	Egyptian International Pharmaceutical Industrial Co. (Egypt)	6,552,917
12,010	GlaxoSmithKline Bangladesh Ltd. (Bangladesh)	264,335
3,195,606	GlaxoSmithKline Consumer Nigeria plc (Nigeria)	247,390
1,854,050	GlaxoSmithKline Pakistan Ltd. (Pakistan)	3,685,614

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

14,440,784	PT Kalbe Farma Tbk (Indonesia)	$1,680,521
419,183	Richter Gedeon Nyrt (Hungary)	8,313,245
1,688,321	Searle Company Ltd. (The) (Pakistan)	8,671,929
7,013,297	Square Pharmaceuticals Ltd. (Bangladesh)	23,822,104

		71,633,800

	Real Estate Operating Companies 1.1%
13,915,094	SM Prime Holdings, Inc. (Philippines)	8,129,222

	Restaurants 3.7%
2,169,322	Jollibee Foods Corp. (Philippines)	11,187,826
1,891,602	Kuwait Foods Americana (Kuwait)	15,543,979

		26,731,805

	Soft Drinks 2.1%
750,719	Coca-Cola Icecek A.S. (Turkey)	9,143,722
655,658	Societe Frigorifique et Brasserie de Tunis (Tunisia)	5,751,906

		14,895,628

	Steel 1.2%
4,877,505	Hoa Phat Group JSC (Vietnam)	8,669,415

	Technology Distributors 1.9%
7,101,010	FPT Corp. (Vietnam)	13,321,388

	Tobacco 2.7%
358,586	British American Tobacco Bangladesh Co. Ltd. (Bangladesh)	12,398,180
957,059	Ceylon Tobacco Co. plc (Sri Lanka)	6,886,375

		19,284,555

	Wireless Telecommunication Services 2.1%
86,529,438	Safaricom Ltd. (Kenya)	15,039,514

	Total Common Stocks (cost $631,554,545)	666,781,703

	PREFERRED STOCKS 0.2%

	Diversified Banks 0.2%
137,329	Banco Davivienda S.A. (Colombia)	1,264,205

	Total Preferred Stocks (cost $1,254,135)	1,264,205

	Total Investments (cost $632,808,680) 92.7%§	668,045,908
	Other Assets less Liabilities 7.3%	52,784,400

	NET ASSETS 100.0%	$720,830,308

*Non-income producing.

§ The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 54.80%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

At June 30, 2016, Wasatch Frontier Emerging Small Countries Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	2.6
Bangladesh	8.6
Botswana	0.5
Brazil	1.7
Colombia	0.4
Costa Rica	1.2
Egypt	4.2
Georgia	0.2
Ghana	0.1
Hungary	1.2
Indonesia	2.0
Kenya	5.1
Kuwait	2.4
Lebanon	0.9
Malaysia	0.7
Mexico	4.6
Nigeria	5.9
Pakistan	11.6
Peru	1.5
Philippines	12.3
Romania	0.9
South Africa	1.7
Sri Lanka	4.1
Tanzania, United Republic of	4.2
Thailand	3.8
Tunisia	0.9
Turkey	1.7
United Arab Emirates	3.4
Vietnam	11.1
Zambia	0.5

Total	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX) – Schedule of Investments

June 30, 2016 (Unaudited)

Shares		Value

	COMMON STOCKS 99.9%

	Advertising 1.1%
38,362	REA Group Ltd. (Australia)	$1,717,678

	Air Freight & Logistics 0.7%
48,396	Echo Global Logistics, Inc.*	1,085,038

	Airlines 3.1%
17,312	Allegiant Travel Co.	2,622,768
47,010	Spirit Airlines, Inc.*	2,109,339

		4,732,107

	Airport Services 2.1%
529,725	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	3,155,599

	Application Software 6.7%
49,218	Aveva Group plc (United Kingdom)	1,109,340
35,345	Globant S.A.* (Argentina)	1,390,826
27,950	HubSpot, Inc.*	1,213,589
10,012	Tyler Technologies, Inc.*	1,669,100
15,239	Ultimate Software Group, Inc. (The)*	3,204,609
58,340	Zendesk, Inc.*	1,539,009

		10,126,473

	Auto Parts & Equipment 1.2%
75,636	Cub Elecparts, Inc. (Taiwan)	852,277
26,820	Linamar Corp. (Canada)	951,404

		1,803,681

	Biotechnology 5.8%
184,735	Abcam plc (United Kingdom)	1,891,770
8,004	Medytox, Inc. (Korea)	3,027,240
226,887	Sangamo BioSciences, Inc.*	1,313,676
64,394	Seattle Genetics, Inc.*	2,602,161

		8,834,847

	Building Products 3.1%
312,800	Somany Ceramics Ltd. (India)	2,674,644
45,594	Trex Co., Inc.*	2,048,083

		4,722,727

	Consumer Finance 7.0%
7,648	Bajaj Finance Ltd. (India)	906,340
111,032	Cholamandalam Investment and Finance Co. Ltd. (India)	1,553,905
7,440	Credit Acceptance Corp.*	1,376,995
838,212	Credito Real S.A.B. de C.V. (Mexico)	1,604,080
1,874,161	Srisawad Power 1979 Public Co. Ltd. (Thailand)	2,026,697
1,282,617	Unifin Financiera SAPI de C.V. SOFOM (Mexico)	3,212,635

		10,680,652

	Department Stores 1.3%
182,057	Poya Co. Ltd. (Taiwan)	2,030,211

	Diversified Chemicals 1.2%
167,053	Pidilite Industries Ltd. (India)	1,781,281

	Diversified Real Estate Activities 2.8%
174,854	Patrizia Immobilien AG* (Germany)	4,187,771

	Diversified Support Services 1.4%
44,576	Copart, Inc.*	2,184,670

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Drug Retail 2.7%
27,490	Ain Holdings, Inc. (Japan)	$2,133,141
9,470	Cosmos Pharmaceutical Corp. (Japan)	1,908,815

		4,041,956

	Electrical Components & Equipment 1.1%
115,086	Voltronic Power Technology Corp. (Taiwan)	1,608,783

	Fertilizers & Agricultural Chemicals 0.7%
126,151	UPL Ltd. (India)	1,034,456

	General Merchandise Stores 2.6%
50,014	Ollie’s Bargain Outlet Holdings, Inc.*	1,244,848
32,692	Seria Co. Ltd. (Japan)	2,706,832

		3,951,680

	Health Care Equipment 1.0%
35,242	DIO Corp.* (Korea)	1,469,946

	Health Care Facilities 1.5%
99,104	Ensign Group, Inc. (The)	2,082,175
104,322	Max India Ltd.* *** (India)	158,519

		2,240,694

	Health Care Services 0.9%
112,496	Dr. Lal PathLabs Ltd.* (India)	1,421,820

	Health Care Supplies 1.9%
43,644	Sartorius Stedim Biotech (France)	2,930,323

	Health Care Technology 1.4%
60,280	M3, Inc. (Japan)	2,104,586

	Highways & Railtracks 1.0%
125,003	Promotora y Operadora de Infraestructura S.A.B. de C.V. (Mexico)	1,537,962

	Homebuilding 0.8%
39,014	LGI Homes, Inc.*	1,246,107

	Industrial Machinery 0.5%
270,786	Rotork plc (United Kingdom)	779,252

	Internet Retail 2.4%
80,325	MakeMyTrip Ltd.* (India)	1,193,630
32,178	Wayfair, Inc., Class A*	1,254,942
50,017	Yoox Net-A-Porter Group S.p.A.* (Italy)	1,155,803

		3,604,375

	Internet Software & Services 14.0%
160,406	Auto Trader Group plc (United Kingdom)	753,755
16,401	Cimpress N.V.*	1,516,765
128,793	Cornerstone OnDemand, Inc.*	4,901,862
62,170	Dip Corp. (Japan)	1,677,975
65,635	Envestnet, Inc.*	2,186,302
79,898	Gurunavi, Inc. (Japan)	2,317,526
19,315	MercadoLibre, Inc. (Brazil)	2,717,041
51,939	Rightmove plc (United Kingdom)	2,521,598
84,415	SMS Co. Ltd. (Japan)	1,855,204
13,897	SPS Commerce, Inc.*	842,158

		21,290,186

	IT Consulting & Other Services 2.1%
38,299	Luxoft Holding, Inc.* (Switzerland)	1,992,314
336,410	NCC Group plc (United Kingdom)	1,178,286

		3,170,600

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Life Sciences Tools & Services 0.5%
5,170	Tecan Group AG (Switzerland)	$804,230

	Managed Health Care 2.0%
98,557	HealthEquity, Inc.*	2,994,654

	Movies & Entertainment 1.1%
24,893	Loen Entertainment, Inc.* (Korea)	1,589,137

	Office Services & Supplies 0.6%
251,002	Regus plc (United Kingdom)	964,739

	Packaged Foods & Meats 2.5%
42,200	Calbee, Inc. (Japan)	1,766,159
240,825	Manpasand Beverages Ltd. (India)	1,974,722

		3,740,881

	Pharmaceuticals 3.9%
29,023	Intra-Cellular Therapies, Inc.*	1,126,673
34,801	Ipsen S.A. (France)	2,123,064
1,320,132	Marksans Pharma Ltd. (India)	941,257
204,487	Natco Pharma Ltd. (India)	1,765,203

		5,956,197

	Regional Banks 3.4%
23,021	Eagle Bancorp, Inc.*	1,107,540
52,000	Metro Bank plc* (United Kingdom)	1,244,113
12,149	Signature Bank*	1,517,653
27,288	Texas Capital Bancshares, Inc.*	1,275,987

		5,145,293

	Restaurants 3.1%
22,644	Chuy’s Holdings, Inc.*	783,709
49,332	Domino’s Pizza Enterprises Ltd. (Australia)	2,532,714
63,945	Fiesta Restaurant Group, Inc.*	1,394,641

		4,711,064

	Semiconductors 2.3%
39,852	Cavium, Inc.*	1,538,287
9,023	U-Blox AG* (Switzerland)	1,939,745

		3,478,032

	Specialized Finance 0.7%
53,478	Banca IFIS S.p.A. (Italy)	1,078,629

	Specialty Chemicals 1.3%
43,036	Frutarom Industries Ltd. (Israel)	1,984,234
20,864	Max Ventures & Industries Ltd.* (India)	19,536

		2,003,770

	Specialty Stores 0.6%
17,806	Five Below, Inc.*	826,376

	Systems Software 1.5%
17,741	CyberArk Software Ltd.* (Israel)	862,035
32,027	FleetMatics Group plc*	1,387,730

		2,249,765

	Trading Companies & Distributors 2.4%
103,800	MISUMI Group, Inc. (Japan)	1,874,805
53,600	MonotaRO Co. Ltd. (Japan)	1,772,753

		3,647,558

	Trucking 1.9%
106,508	Knight Transportation, Inc.	2,830,983

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Total Common Stocks (cost $126,425,652)	$151,496,769

	WARRANTS 0.0%

	Consumer Finance 0.0%
96,800	Srisawad Power 1979 Public Co. Ltd., expiring 5/29/20* (Thailand)	23,277

	Total Warrants (cost $0)	23,277

	Total Investments (cost $126,425,652) 99.9%§	151,520,046
	Other Assets less Liabilities 0.1%	89,793

	NET ASSETS 100.0%	$151,609,839

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 48.05%.

	See Notes to Schedules of Investments.

At June 30, 2016, Wasatch Global Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	0.9
Australia	2.8
Brazil	1.8
Canada	0.6
France	3.3
Germany	2.8
India	10.2
Israel	1.9
Italy	1.5
Japan	13.3
Korea	4.0
Mexico	6.3
Switzerland	3.1
Taiwan	3.0
Thailand	1.3
United Kingdom	6.9
United States	36.3

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX) – Schedule of Investments

June 30, 2016 (Unaudited)

Shares		Value

	COMMON STOCKS 97.5%

	Advertising 1.1%
351,631	REA Group Ltd. (Australia)	$15,744,453

	Airport Services 1.8%
4,243,889	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	25,281,064

	Apparel, Accessories & Luxury Goods 1.0%
427,764	Moncler S.p.A. (Italy)	6,724,052
224,913	Ted Baker plc (United Kingdom)	7,265,783

		13,989,835

	Application Software 2.2%
607,861	Aveva Group plc (United Kingdom)	13,700,765
891,526	Computer Modelling Group Ltd. (Canada)	7,105,819
2,771,208	Technology One Ltd. (Australia)	10,779,656

		31,586,240

	Asset Management & Custody Banks 0.1%
1,829,699	ARA Asset Management Ltd. (Singapore)	1,872,226

	Auto Parts & Equipment 1.4%
588,334	ARB Corp. Ltd. (Australia)	7,395,607
326,269	Linamar Corp. (Canada)	11,573,961

		18,969,568

	Biotechnology 4.5%
3,609,808	Abcam plc (United Kingdom)	36,966,068
71,085	Medytox, Inc. (Korea)	26,885,478

		63,851,546

	Consumer Finance 1.7%
201,944	Cholamandalam Investment and Finance Co. Ltd. (India)	2,826,229
7,988,690	Gentera S.A.B. de C.V. (Mexico)	14,305,103
291,067	Shriram City Union Finance Ltd. (India)	7,173,247

		24,304,579

	Diversified Banks 1.0%
297,134	Secure Trust Bank plc (United Kingdom)	8,060,405
1,616,290	Security Bank Corp. (Philippines)	6,612,182

		14,672,587

	Diversified Real Estate Activities 3.0%
1,769,716	Patrizia Immobilien AG* (Germany)	42,384,882

	Drug Retail 7.6%
330,928	Ain Holdings, Inc. (Japan)	25,679,020
1,497,727	Clicks Group Ltd. (South Africa)	12,453,992
165,337	Cosmos Pharmaceutical Corp. (Japan)	33,326,049
1,014,500	Raia Drogasil S.A. (Brazil)	19,941,637
280,573	Sugi Holdings Co. Ltd. (Japan)	15,650,214

		107,050,912

	Electrical Components & Equipment 1.8%
1,163,290	Amara Raja Batteries Ltd. (India)	15,081,766
758,309	Voltronic Power Technology Corp. (Taiwan)	10,600,372

		25,682,138

	Electronic Equipment & Instruments 3.0%
933,396	Ai Holdings Corp. (Japan)	21,868,770
1,466,265	Halma plc (United Kingdom)	19,823,577

		41,692,347

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Food Retail 0.7%
878,482	Eurocash S.A. (Poland)	$10,254,191

	Forest Products 1.0%
376,181	Stella-Jones, Inc. (Canada)	13,950,565

	General Merchandise Stores 3.6%
60,199	Ryohin Keikaku Co. Ltd. (Japan)	14,676,031
434,963	Seria Co. Ltd. (Japan)	36,014,064

		50,690,095

	Health Care Equipment 1.4%
209,609	Cochlear Ltd. (Australia)	19,081,010

	Health Care Facilities 0.2%
1,555,458	Max India Ltd.* *** (India)	2,363,550

	Health Care Supplies 2.3%
471,894	Sartorius Stedim Biotech (France)	31,683,664

	Health Care Technology 2.6%
1,304,977	EMIS Group plc (United Kingdom)	15,930,422
595,460	M3, Inc. (Japan)	20,789,591

		36,720,013

	Highways & Railtracks 1.0%
1,194,395	Promotora y Operadora de Infraestructura S.A.B. de C.V. (Mexico)	14,695,122

	Home Improvement Retail 0.9%
44,696,600	Home Product Center Public Co. Ltd. (Thailand)	12,592,383

	Hotels, Resorts & Cruise Lines 2.4%
778,726	Corporate Travel Management Ltd. (Australia)	8,200,516
22,309,613	Minor International Public Co. Ltd. (Thailand)	25,553,839

		33,754,355

	Household Products 0.6%
274,384	Pigeon Corp. (Japan)	8,205,741

	Industrial Machinery 1.0%
5,013,055	Rotork plc (United Kingdom)	14,426,271

	Internet Retail 1.6%
353,841	ASOS plc* (United Kingdom)	18,788,986
23,617	zooplus AG* (Germany)	3,339,713

		22,128,699

	Internet Software & Services 9.5%
3,026,358	Auto Trader Group plc (United Kingdom)	14,221,000
560,144	Dip Corp. (Japan)	15,118,349
948,107	Gurunavi, Inc. (Japan)	27,500,851
766,757	Infomart Corp. (Japan)	7,024,038
763,168	Kakaku.com, Inc. (Japan)	15,169,772
479,348	Rightmove plc (United Kingdom)	23,271,967
758,955	SMS Co. Ltd. (Japan)	16,679,693
75,242	XING AG (Germany)	14,298,083

		133,283,753

	Investment Banking & Brokerage 2.5%
255,437	Avanza Bank Holding AB (Sweden)	9,759,778
391,782	Nihon M&A Center, Inc. (Japan)	25,456,451

		35,216,229

	IT Consulting & Other Services 0.8%
3,388,364	NCC Group plc (United Kingdom)	11,867,845

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Life & Health Insurance 1.1%
1,929,183	Max Financial Services Ltd. (India)	$15,189,895

	Life Sciences Tools & Services 1.3%
117,118	Tecan Group AG (Switzerland)	18,218,527

	Movies & Entertainment 1.5%
711,588	CTS Eventim AG & Co KGaA (Germany)	21,658,793

	Multi-Sector Holdings 1.9%
847,156	GT Capital Holdings, Inc. (Philippines)	26,043,068

	Office Services & Supplies 1.1%
4,113,701	Regus plc (United Kingdom)	15,811,222

	Oil & Gas Equipment & Services 1.3%
304,639	Pason Systems, Inc. (Canada)	4,193,982
223,197	ShawCor Ltd. (Canada)	5,510,676
502,358	TGS-NOPEC Geophysical Co. ASA (Norway)	8,169,714

		17,874,372

	Packaged Foods & Meats 3.3%
391,577	Calbee, Inc. (Japan)	16,388,328
16,513,449	Vitasoy International Holdings Ltd. (Hong Kong)	30,036,668

		46,424,996

	Personal Products 0.2%
168,455	Colgate-Palmolive India Ltd. (India)	2,295,095

	Pharmaceuticals 2.4%
1,027,700	Glenmark Pharmaceuticals Ltd. (India)	12,224,415
347,594	Ipsen S.A. (France)	21,205,264

		33,429,679

	Property & Casualty Insurance 0.5%
5,374,656	Qualitas Controladora S.A.B. de C.V.** (Mexico)	7,625,918

	Publishing 0.5%
832,405	Next Co. Ltd. (Japan)	7,453,048

	Regional Banks 0.6%
341,510	Metro Bank plc* (United Kingdom)	8,170,712

	Restaurants 5.4%
732,000	Create Restaurants Holdings, Inc. (Japan)	6,715,844
1,185,616	Domino’s Pizza Enterprises Ltd. (Australia)	60,869,753
2,078,099	Patisserie Holdings plc (United Kingdom)	7,906,097

		75,491,694

	Semiconductor Equipment 0.0%
20,398	ISC Co. Ltd. (Korea)	473,757

	Semiconductors 3.1%
231,119	Melexis N.V. (Belgium)	14,460,300
993,999	Silergy Corp. (Taiwan)	11,757,585
79,855	U-Blox AG* (Switzerland)	17,167,052

		43,384,937

	Specialized Finance 0.7%
486,518	Banca IFIS S.p.A. (Italy)	9,812,865

	Specialty Chemicals 4.4%
428,291	Chr. Hansen Holding A/S (Denmark)	28,003,205
434,361	Frutarom Industries Ltd. (Israel)	20,026,810
1,329,582	Hexpol AB (Sweden)	13,576,259
311,092	Max Ventures & Industries Ltd.* (India)	291,296

		61,897,570

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Systems Software 0.8%
270,268	Kinaxis, Inc.* (Canada)	$10,808,220

	Technology Hardware, Storage & Peripherals 1.4%
1,498,448	Ennoconn Corp. (Taiwan)	20,135,860

	Trading Companies & Distributors 3.7%
1,518,215	MISUMI Group, Inc. (Japan)	27,421,551
433,412	MonotaRO Co. Ltd. (Japan)	14,334,560
510,630	Richelieu Hardware Ltd. (Canada)	9,978,009

		51,734,120

	Total Common Stocks (cost $1,041,510,145)	1,371,930,211

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.0%

	Repurchase Agreement 2.0%
$27,881,162	Repurchase Agreement dated 6/30/16, 0.03% due 7/1/16 with State Street Bank and Trust Co. collateralized by $27,025,000 of United States Treasury Notes 2.125% due 12/31/22; value: $28,443,813; repurchase proceeds: $27,881,185 (cost $27,881,162)	$27,881,162

	Total Short-Term Investments (cost $27,881,162)	27,881,162

	Total Investments (cost $1,069,391,307) 99.5%§	1,399,811,373
	Other Assets less Liabilities 0.5%	6,446,075

	NET ASSETS 100.0%	$1,406,257,448

	*Non-income producing.

	**Common units.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 80.99%.

	See Notes to Schedules of Investments.

At June 30, 2016, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	8.9
Belgium	1.1
Brazil	1.4
Canada	4.6
Denmark	2.0
France	3.9
Germany	5.9
Hong Kong	2.2
India	4.2
Israel	1.5
Italy	1.2
Japan	25.9
Korea	2.0
Mexico	4.5
Norway	0.6
Philippines	2.4
Poland	0.7
Singapore	0.1
South Africa	0.9
Sweden	1.7
Switzerland	2.6
Taiwan	3.1
Thailand	2.8
United Kingdom	15.8

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX) – Schedule of Investments

June 30, 2016 (Unaudited)

Shares		Value

	COMMON STOCKS 89.2%

	Aerospace & Defense 0.2%
125,000	Avon Rubber plc (United Kingdom)	$1,406,005

	Air Freight & Logistics 1.9%
994,120	Allcargo Global Logistics Ltd. (India)	2,699,421
1,503,468	Freightways Ltd. (New Zealand)	6,930,360
12,834	ID Logistics Group* (France)	1,771,624

		11,401,405

	Apparel Retail 0.4%
804,622	Apranga PVA (Lithuania)	2,222,153

	Apparel, Accessories & Luxury Goods 0.5%
117,976	Delta-Galil Industries Ltd. (Israel)	3,164,466

	Application Software 2.5%
500,000	Computer Modelling Group Ltd. (Canada)	3,985,200
614,325	Linx S.A. (Brazil)	3,081,044
446,457	Logo Yazilim Sanayi Ve Ticaret A.S.* (Turkey)	7,657,351

		14,723,595

	Asset Management & Custody Banks 0.3%
923,100	Peregrine Holdings Ltd. (South Africa)	1,838,568

	Auto Parts & Equipment 1.1%
1,450,000	Hu Lane Associate, Inc. (Taiwan)	6,284,567

	Automobile Manufacturers 0.9%
1,416,600	PAK Suzuki Motor Co. Ltd. (Pakistan)	5,188,331

	Automotive Retail 0.8%
2,500,000	Hascol Petroleum Ltd. (Pakistan)	4,666,899

	Brewers 3.3%
362,475	Carlsberg Brewery Malaysia Berhad, Class B (Malaysia)	1,188,619
17,933,940	International Breweries plc (Nigeria)	1,267,607
74,579	Kopparbergs Bryggeri AB, Class B (Sweden)	2,243,834
197,574	Olvi Oyj, Class A (Finland)	5,524,303
160,100	Royal UNIBREW A/S (Denmark)	7,130,159
1,075,876	Turk Tuborg Bira ve Malt Sanayii A.S.* (Turkey)	2,009,334

		19,363,856

	Commodity Chemicals 6.9%
967,254	Berger Paints India Ltd. (India)	3,962,800
400,083	Gulf Oil Lubricants India Ltd. (India)	3,385,638
1,376,000	Okamoto Industries, Inc. (Japan)	15,016,984
35,081	SAMHWA Paints Industrial Co. Ltd. (Korea)	347,406
134,965	Sniezka S.A. (Poland)	2,065,728
480,857	Supreme Industries Ltd. (India)	6,509,991
330,700	Tikkurila Oyj (Finland)	5,962,273
1,273,500	Yung Chi Paint & Varnish Manufacturing Co. Ltd. (Taiwan)	2,986,287

		40,237,107

	Construction Materials 0.2%
144,928	Misr Cement Co. (Egypt)	1,461,301

	Department Stores 0.4%
195,251	Poya Co. Ltd. (Taiwan)	2,177,344

	Distillers & Vintners 0.0%
3,272	Laurent-Perrier (France)	240,243

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Diversified Banks 0.6%
4,800,000	BRAC Bank Ltd. (Bangladesh)	$3,253,830

	Diversified Support Services 0.8%
193,263	Credit Corp. Group Ltd. (Australia)	1,739,525
181,400	Prestige International, Inc. (Japan)	2,696,225
74,700	Vicom Ltd. (Singapore)	317,632

		4,753,382

	Drug Retail 1.6%
1,622,058	Green Cross Health Ltd. (New Zealand)	2,978,819
94,400	Kusuri No Aoki Co. Ltd. (Japan)	6,161,967

		9,140,786

	Electrical Components & Equipment 1.7%
269,840	Amara Raja Batteries Ltd. (India)	3,498,409
460,720	Voltronic Power Technology Corp. (Taiwan)	6,440,387

		9,938,796

	Electronic Equipment & Instruments 1.2%
42,100	Isra Vision AG (Germany)	3,408,582
650,000	Smart Marketing Systems plc (United Kingdom)	3,509,390

		6,917,972

	Food Distributors 0.4%
8,606,200	Premier Marketing Public Co. Ltd. (Thailand)	2,289,925

	Food Retail 6.3%
30,350,020	7-Eleven Malaysia Holdings Berhad, Class B (Malaysia)	10,238,380
220,344	Axial Retailing, Inc. (Japan)	7,631,954
3,348,300	BreadTalk Group Ltd. (Singapore)	2,780,031
25,300	Daikokutenbussan Co. Ltd. (Japan)	1,194,319
2,432,810	Philippine Seven Corp. (Philippines)	6,381,321
90,070	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	3,390,113
7,749,100	Sheng Siong Group Ltd. (Singapore)	5,087,114

		36,703,232

	General Merchandise Stores 1.1%
78,972	Seria Co. Ltd. (Japan)	6,538,723

	Health Care Distributors 2.7%
5,898,673	Australian Pharmaceutical Industries Ltd. (Australia)	7,427,481
9,679,184	Sigma Pharmaceuticals Ltd. (Australia)	8,216,415

		15,643,896

	Health Care Equipment 1.0%
133,175	Vieworks Co. Ltd. (Korea)	5,800,517

	Health Care Facilities 5.1%
30,536,611	Asiri Hospital Holdings plc (Sri Lanka)	5,709,447
538,000	Capio AB (Sweden)	2,959,187
430,957	NMC Health plc (United Arab Emirates)	7,385,192
1,171,068	Raffles Medical Group Ltd. (Singapore)	1,311,830
8,846,957	Religare Health Trust** (Singapore)	6,468,466
2,032,981	Shifa International Hospitals Ltd. (Pakistan)	5,824,604

		29,658,726

	Health Care Services 0.6%
78,700	BML, Inc. (Japan)	3,606,089

	Health Care Technology 1.0%
300,000	EMIS Group plc (United Kingdom)	3,662,231
109,300	Nexus AG (Germany)	2,072,127

		5,734,358

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Home Improvement Retail 2.0%
92,300	Arcland Sakamoto Co. Ltd. (Japan)	$1,025,290
275,201	Clas Ohlson AB, Class B (Sweden)	4,687,383
82,494,300	PT Ace Hardware Indonesia Tbk (Indonesia)	5,798,494

		11,511,167

	Human Resource & Employment Services 1.0%
639,000	104 Corp. (Taiwan)	2,760,436
176,400	en-japan, Inc. (Japan)	3,278,278

		6,038,714

	Industrial Conglomerates 0.3%
34,679,767	Expolanka Holdings plc (Sri Lanka)	1,552,110

	Industrial Machinery 0.6%
1,000,000	Sumeeko Industries Co. Ltd. (Taiwan)	3,728,486

	Internet Retail 3.5%
2,624,167	Trade Me Group Ltd. (New Zealand)	8,671,885
2,192,973	Webjet Ltd. (Australia)	11,594,995

		20,266,880

	Internet Software & Services 7.8%
246,064	Addcn Technology Co. Ltd. (Taiwan)	1,809,915
444,894	Dip Corp. (Japan)	12,007,739
551,399	Gurunavi, Inc. (Japan)	15,993,914
565,600	Infomart Corp. (Japan)	5,181,297
239,443	PChome Online, Inc. (Taiwan)	2,654,157
138,500	SMS Co. Ltd. (Japan)	3,043,840
26,252	XING AG (Germany)	4,988,614

		45,679,476

	IT Consulting & Other Services 0.8%
506,371	EOH Holdings Ltd. (South Africa)	4,783,723

	Leisure Products 0.5%
175,368	Samchuly Bicycle Co. Ltd. (Korea)	2,750,275

	Marine 0.2%
6,188,540	2GO Group, Inc.* (Philippines)	958,376

	Marine Ports & Services 0.3%
86,000	Thessaloniki Port Authority S.A.* (Greece)	1,885,311

	Office Services & Supplies 0.5%
4,603,600	Riverstone Holdings Ltd. (Singapore)	3,092,137

	Oil & Gas Refining & Marketing 0.6%
9,294	Hankook Shell Oil Co. Ltd. (Korea)	3,589,816

	Packaged Foods & Meats 7.5%
2,643,927	Cloetta AB, Class B (Sweden)	9,039,584
1,262,907	Clover Industries Ltd. (South Africa)	1,581,838
81,100	Dutch Lady Milk Industries Berhad (Malaysia)	1,180,757
115,800	Kotobuki Spirits Co. Ltd. (Japan)	3,854,725
2,000,000	PT Nippon Indosari Corpindo Tbk (Indonesia)	239,167
2,837,000	PT Ultrajaya Milk Industry & Trading Co. Tbk* (Indonesia)	923,550
54,297,981	RFM Corp. (Philippines)	4,824,179
105,800	Rokko Butter Co. Ltd. (Japan)	2,357,778
574	S&B Foods, Inc. (Japan)	25,690
2,363,435	TAT Gida Sanayi A.S. (Turkey)	4,482,690
3,743,120	Vitasoy International Holdings Ltd. (Hong Kong)	6,808,442
234,000	Warabeya Nichiyo Co. Ltd. (Japan)	4,302,285
16,450	Wawel S.A. (Poland)	4,122,670

		43,743,355

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Personal Products 1.3%
7,539,825	Karex Berhad (Malaysia)	$4,518,283
304,832	Sarantis S.A. (Greece)	2,843,216

		7,361,499

	Pharmaceuticals 1.7%
79,714,200	PT Kimia Farma Persero Tbk (Indonesia)	6,996,609
1,274,800	PT Tempo Scan Pacific Tbk (Indonesia)	167,631
201,825	Renata Ltd. (Bangladesh)	3,054,145

		10,218,385

	Publishing 0.8%
518,205	Next Co. Ltd. (Japan)	4,639,817

	Regional Banks 0.3%
302,800	Banregio Grupo Financiero S.A.B. de C.V. (Mexico)	1,746,676

	Restaurants 11.2%
44,500	Amiyaki Tei Co. Ltd. (Japan)	1,896,170
78,048	AmRest Holdings SE* (Poland)	4,317,775
4,908,278	Berjaya Food Berhad (Malaysia)	2,219,142
3,260,900	Collins Foods Ltd. (Australia)	10,325,887
109,716	Domino’s Pizza Enterprises Ltd. (Australia)	5,632,841
447,300	Doutor Nichires Holdings Co. Ltd. (Japan)	7,789,533
800,900	Fairwood Holdings Ltd. (Hong Kong)	3,101,068
696,953	Famous Brands Ltd. (South Africa)	5,998,443
149,100	Hiday Hidaka Corp. (Japan)	3,621,845
109,900	Kura Corp. (Japan)	6,458,055
369,217	Patisserie Holdings plc (United Kingdom)	1,404,681
2,018,931	Restaurant Brands New Zealand Ltd. (New Zealand)	7,765,202
2,269,963	Spur Corp. Ltd. (South Africa)	4,753,446

		65,284,088

	Soft Drinks 1.6%
119,567,320	Pepsi-Cola Products Philippines, Inc. (Philippines)	8,402,426
2,429,313	Seven-Up Bottling Co. plc (Nigeria)	1,239,229

		9,641,655

	Specialized Finance 0.4%
846,129	Morningstar Japan KK (Japan)	2,268,299

	Specialized REITs 1.4%
6,474,752	National Storage REIT* (Australia)	8,057,844

	Specialty Chemicals 0.7%
6,229,947	Chemical and Allied Products plc (Nigeria)	763,486
673,719	DuluxGroup Ltd. (Australia)	3,199,268

		3,962,754

	Tobacco 0.3%
5,249	Karelia Tobacco Co., Inc. S.A. (Greece)	1,490,570

	Trading Companies & Distributors 0.4%
137,700	Jalux, Inc. (Japan)	2,305,303

	Total Common Stocks (cost $430,185,514)	520,912,788

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS 10.2%

	Repurchase Agreement 10.2%
$59,660,208	Repurchase Agreement dated 6/30/16, 0.03% due 7/1/16 with State Street Bank and Trust Co. collateralized by $58,725,000 of United States Treasury Notes 1.750% due 1/31/23; value: $60,853,781; repurchase proceeds: $59,660,257 (cost $59,660,208)	$59,660,208

	Total Short-Term Investments (cost $59,660,208)	59,660,208

	Total Investments (cost $489,845,722) 99.4%§	580,572,996
	Other Assets less Liabilities 0.6%	3,622,285

	NET ASSETS 100.0%	$584,195,281

*Non-income producing.

**Common units.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 74.27%.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2016, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	10.8
Bangladesh	1.2
Brazil	0.6
Canada	0.8
Denmark	1.4
Egypt	0.3
Finland	2.2
France	0.4
Germany	2.0
Greece	1.2
Hong Kong	1.9
India	3.9
Indonesia	2.7
Israel	1.3
Japan	23.6
Korea	2.4
Lithuania	0.4
Malaysia	3.7
Mexico	0.3
New Zealand	5.1
Nigeria	0.6
Pakistan	3.0
Philippines	4.0
Poland	2.0
Singapore	3.7
South Africa	3.6
Sri Lanka	1.4
Sweden	3.6
Taiwan	5.5
Thailand	0.4
Turkey	2.7
United Arab Emirates	1.4
United Kingdom	1.9

Total	100.0%

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX) – Schedule of Investments

June 30, 2016 (Unaudited)

Shares		Value

	COMMON STOCKS 97.9%

	Biotechnology 1.3%
13,573	Shire plc ADR (Ireland)	$2,498,518

	Communications Equipment 4.1%
281,971	Cisco Systems, Inc.	8,089,748

	Department Stores 1.7%
98,016	Macy’s, Inc.	3,294,318

	Diversified Banks 11.5%
181,435	Citigroup, Inc.	7,691,030
131,377	JPMorgan Chase & Co.	8,163,767
149,574	Wells Fargo & Co.	7,079,337

		22,934,134

	Diversified Chemicals 2.3%
68,378	Eastman Chemical Co.	4,642,866

	Diversified REITs 1.9%
144,500	Select Income REIT	3,755,555

	Electric Utilities 8.3%
113,996	Duke Energy Corp.	9,779,717
183,590	Exelon Corp.	6,675,332

		16,455,049

	Electrical Components & Equipment 2.8%
94,973	Eaton Corp. plc	5,672,737

	Health Care Equipment 2.0%
45,856	Medtronic plc	3,978,925

	Household Products 4.3%
100,571	Procter & Gamble Co. (The)	8,515,347

	Hypermarkets & Super Centers 4.0%
109,268	Wal-Mart Stores, Inc.	7,978,749

	Industrial Conglomerates 4.5%
284,092	General Electric Co.††	8,943,216

	Integrated Oil & Gas 9.5%
59,706	Chevron Corp.	6,258,980
120,246	Royal Dutch Shell plc ADR (Netherlands)	6,639,984
218,558	Suncor Energy, Inc. (Canada)	6,060,614

		18,959,578

	Integrated Telecommunication Services 3.2%
112,642	Verizon Communications, Inc.	6,289,929

	Investment Banking & Brokerage 2.3%
30,325	Goldman Sachs Group, Inc. (The)	4,505,689

	Multi-Line Insurance 2.9%
108,952	American International Group, Inc.	5,762,471

	Oil & Gas Equipment & Services 3.2%
140,822	Halliburton Co.	6,377,828

	Other Diversified Financial Services 0.8%
60,440	Voya Financial, Inc.	1,496,495

	Pharmaceuticals 8.9%
73,993	Johnson & Johnson	8,975,351
248,743	Pfizer, Inc.	8,758,241

		17,733,592

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Property & Casualty Insurance 1.5%
55,181	Axis Capital Holdings Ltd.	$3,034,955

	Regional Banks 2.7%
66,803	PNC Financial Services Group, Inc.	5,437,096

	Semiconductors 2.0%
119,926	Intel Corp.	3,933,573

	Specialized REITs 3.8%
94,599	EPR Properties	7,632,247

	Systems Software 5.9%
119,476	Microsoft Corp.	6,113,587
136,869	Oracle Corp.	5,602,048

		11,715,635

	Technology Hardware, Storage & Peripherals 2.5%
51,649	Apple, Inc.	4,937,645

	Total Common Stocks (cost $165,135,167)	194,575,895

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.1%

	Repurchase Agreement 2.1%
$4,230,685	Repurchase Agreement dated 6/30/16, 0.03% due 7/1/16 with State Street Bank and Trust Co. collateralized by $3,910,000 of United States Treasury Notes 2.750% due 11/15/23; value $4,320,550; repurchase proceeds: $4,230,689†† (cost $4,230,685)	$4,230,685

	Total Short-Term Investments (cost $4,230,685)	4,230,685

	Total Investments (cost $169,365,852) 100.0%	198,806,580
	Other Assets less Liabilities <0.1%	74,834

	NET ASSETS 100.0%	$198,881,414

Number of Contracts		Value
	CALL OPTIONS WRITTEN 0.0%

	Electric Utilities 0.0%
100	Duke Energy Corp., expiring 8/19/16, exercise price $85	$21,000

	Total Call Options Written (premium $13,325)	21,000

††All or a portion of this security has been designated as collateral for call options written (see Note 6).

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

At June 30, 2016, Wasatch Large Cap Value Fund’s investments, excluding short-term investments and call options written, were in the following countries:

COUNTRY	%
Canada	3.1
Ireland	1.3
Netherlands	3.4
United States	92.2

Total	100.0%

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments

June 30, 2016 (Unaudited)

Shares		Value

	COMMON STOCKS 86.4%

	Airlines 2.6%
173,213	United Continental Holdings, Inc.* ††	$7,108,662

	Apparel Retail 4.0%
782,838	Chico’s FAS, Inc.††	8,384,195
115,267	DSW, Inc., Class A††	2,441,355

		10,825,550

	Apparel, Accessories & Luxury Goods 3.0%
165,266	Michael Kors Holdings Ltd.* ††	8,177,362

	Automobile Manufacturers 2.5%
243,709	General Motors Co.††	6,896,965

	Automotive Retail 1.3%
83,110	CST Brands, Inc.††	3,580,379

	Communications Equipment 1.7%
161,374	Cisco Systems, Inc.††	4,629,820

	Department Stores 2.9%
231,155	Macy’s, Inc.††	7,769,120

	Diversified Banks 3.1%
200,341	Citigroup, Inc.††	8,492,455

	Diversified REITs 1.3%
553,037	Investors Real Estate Trust††	3,578,149

	Electrical Components & Equipment 1.5%
79,875	Emerson Electric Co.††	4,166,280

	Fertilizers & Agricultural Chemicals 2.9%
303,036	Mosaic Co. (The)††	7,933,482

	Food Retail 2.1%
174,485	Whole Foods Market, Inc.††	5,587,010

	General Merchandise Stores 1.0%
38,786	Target Corp.††	2,708,039

	Health Care Equipment 5.1%
89,479	Medtronic plc††	7,764,093
49,760	Stryker Corp.††	5,962,741

		13,726,834

	Health Care Services 2.5%
89,304	Express Scripts Holding Co.* ††	6,769,243

	Homefurnishing Retail 1.9%
179,162	Restoration Hardware Holdings, Inc.* ††	5,138,366

	Hotels, Resorts & Cruise Lines 1.3%
305,713	La Quinta Holdings, Inc.* ††	3,485,128

	Hypermarkets & Super Centers 1.2%
43,205	Wal-Mart Stores, Inc.††	3,154,829

	Integrated Telecommunication Services 2.4%
115,750	Verizon Communications, Inc.††	6,463,480

	Internet Software & Services 2.7%
128,768	Akamai Technologies, Inc.* ††	7,201,994

	Marine 1.8%
80,070	Kirby Corp.* ††	4,995,567

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Multi-Line Insurance 2.7%
177,437	Loews Corp.††	$7,290,886

	Oil & Gas Drilling 2.1%
369,319	Unit Corp.* ††	5,746,604

	Oil & Gas Exploration & Production 3.5%
709,708	Bill Barrett Corp.* ††	4,535,034
648,686	Denbury Resources, Inc.††	2,328,783
204,545	Southwestern Energy Co.* ††	2,573,176

		9,436,993

	Pharmaceuticals 6.7%
55,526	Johnson & Johnson††	6,735,304
78,888	Novartis AG ADR†† (Switzerland)	6,509,049
105,321	Zoetis, Inc.††	4,998,534

		18,242,887

	Regional Banks 2.2%
73,883	PNC Financial Services Group, Inc.††	6,013,337

	Semiconductors 2.6%
128,976	QUALCOMM, Inc.††	6,909,244

	Specialized REITs 4.9%
189,923	Iron Mountain, Inc.††	7,564,633
231,629	Outfront Media, Inc.††	5,598,473

		13,163,106

	Steel 2.1%
228,927	Steel Dynamics, Inc.††	5,608,712

	Systems Software 5.6%
219,664	Oracle Corp.	8,990,848
106,769	VMware, Inc., Class A* ††	6,109,322

		15,100,170

	Technology Hardware, Storage & Peripherals 5.2%
144,056	Apple, Inc.††	13,771,753
11,658	EMC Corp.††	316,748

		14,088,501

	Total Common Stocks (cost $240,461,959)	233,989,154

Principal Amount		Value
	SHORT-TERM INVESTMENTS 18.4%

	Repurchase Agreement 18.4%
$49,814,362	Repurchase Agreement dated 6/30/16, 0.03% due 7/1/16 with State Street Bank and Trust Co. collateralized by $48,430,000 of United States Treasury Notes 1.750% due 1/31/23; value: $37,087,388; United States Treasury Notes 2.125% due 12/31/22; value: $4,625,738; of United States Treasury Notes 2.125% due 5/15/25; value: $275,925; of United States Treasury Notes 2.750% due 11/15/23; value: $8,823,425; repurchase proceeds: $49,814,404 (cost $49,814,362)	$49,814,362

	Total Short-Term Investments (cost $49,814,362)	49,814,362

	Total Investments (cost $290,276,321) 104.8%	283,803,516
	Liabilities less Other Assets (4.8%)	(13,084,334)

	NET ASSETS 100.0%	$270,719,182

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	SECURITIES SOLD SHORT 36.4%

	Airlines 1.7%
80,448	Alaska Air Group, Inc.	$4,689,314

	Apparel, Accessories & Luxury Goods 1.7%
112,423	Coach, Inc.	4,580,113

	Application Software 0.9%
54,003	Paycom Software, Inc.*	2,333,470

	Construction Machinery & Heavy Trucks 2.5%
90,521	Caterpillar, Inc.	6,862,397

	Data Processing & Outsourced Services 0.7%
42,183	Syntel, Inc.*	1,909,203

	Department Stores 0.6%
169,949	JC Penney Co., Inc.*	1,509,147

	Diversified Support Services 1.4%
90,412	Healthcare Services Group, Inc.	3,741,249

	Food Distributors 2.6%
140,210	Sysco Corp.	7,114,255

	Food Retail 2.2%
74,271	Kroger Co. (The)	2,732,430
143,294	Sprouts Farmers Market, Inc.*	3,281,433

		6,013,863

	Health Care Equipment 4.8%
137,188	Inogen, Inc.*	6,874,491
223,594	Zeltiq Aesthetics, Inc.*	6,110,824

		12,985,315

	Health Care Technology 1.5%
117,219	Veeva Systems, Inc., Class A*	3,999,512

	Home Entertainment Software 1.0%
36,980	Electronic Arts, Inc.*	2,801,605

	Housewares & Specialties 1.7%
95,716	Newell Brands, Inc.	4,648,926

	Oil & Gas Drilling 2.1%
83,486	Helmerich & Payne, Inc.	5,604,415

	Packaged Foods & Meats 0.9%
107,134	Blue Buffalo Pet Products, Inc.*	2,500,507

	Personal Products 2.5%
74,059	Estee Lauder Cos., Inc. (The), Class A	6,740,850

	Pharmaceuticals 1.5%
71,787	Prestige Brands Holdings, Inc.*	3,977,000

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Property & Casualty Insurance 2.4%
158,102	First American Financial Corp.	$6,358,862

	Specialized REITs 1.1%
27,336	American Tower Corp.	3,105,643

	Specialty Stores 2.6%
29,168	Ulta Salon Cosmetics & Fragrance, Inc.*	7,106,491

	Total Securities Sold Short (proceeds $92,865,758)	98,582,137

*Non-income producing.

††All or a portion of this security has been designated as collateral for short sales or purchase commitments (see Note 3).

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2016, Wasatch Long/Short Fund’s investments, excluding short-term investments and securities sold short, were in the following countries:

COUNTRY	%
Switzerland	2.8
United States	97.2

Total	100.0%

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments

June 30, 2016 (Unaudited)

Shares		Value

	COMMON STOCKS 97.5%

	Air Freight & Logistics 1.0%
117,168	Echo Global Logistics, Inc.*	$2,626,907

	Apparel Retail 0.9%
167,365	Zumiez, Inc.*	2,394,993

	Apparel, Accessories & Luxury Goods 2.0%
272,212	Superior Uniform Group, Inc.	5,196,527

	Application Software 12.4%
192,797	Callidus Software, Inc.*	3,852,084
26,063	Ellie Mae, Inc.*	2,388,674
249,716	Exa Corp.*	3,608,396
109,386	Globant S.A.* (Argentina)	4,304,339
39,549	HubSpot, Inc.*	1,717,218
59,856	Interactive Intelligence Group, Inc.*	2,453,498
32,840	Tyler Technologies, Inc.*	5,474,756
28,838	Ultimate Software Group, Inc. (The)*	6,064,343
194,874	Workiva, Inc.*	2,661,979

		32,525,287

	Asset Management & Custody Banks 1.1%
15,534	Diamond Hill Investment Group, Inc.	2,926,916

	Automotive Retail 1.0%
41,597	Monro Muffler Brake, Inc.	2,643,905

	Biotechnology 5.5%
278,787	Abcam plc (United Kingdom)	2,854,905
151,227	Argos Therapeutics, Inc.*	927,021
22,500	Argos Therapeutics, Inc. PIPE* *** †	121,374
15,000	Argos Therapeutics, Inc. PIPE* *** †	91,950
176,227	ChemoCentryx, Inc.*	791,259
250,157	Cytokinetics, Inc.*	2,373,990
62,154	Esperion Therapeutics, Inc.*	614,082
221,991	Exact Sciences Corp.*	2,719,390
61,686	Flexion Therapeutics, Inc.*	923,131
129,918	Inovio Pharmaceuticals, Inc.*	1,200,442
210,359	Sangamo BioSciences, Inc.*	1,217,979
48,501	Selecta Biosciences, Inc.*	678,529

		14,514,052

	Building Products 1.2%
68,903	Trex Co., Inc.*	3,095,123

	Consumer Electronics 0.7%
367,380	ZAGG, Inc.*	1,928,745

	Data Processing & Outsourced Services 1.2%
61,474	ExlService Holdings, Inc.*	3,221,852

	Department Stores 0.9%
317,634	V-Mart Retail Ltd. (India)	2,255,533

	Diversified Banks 1.3%
1,918,211	City Union Bank Ltd. (India)	3,321,535

	Electronic Equipment & Instruments 1.6%
34,211	Mesa Laboratories, Inc.	4,207,953

	Electronic Manufacturing Services 2.7%
130,986	Fabrinet*	4,862,200
26,759	IPG Photonics Corp.*	2,140,720

		7,002,920

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Environmental & Facilities Services 1.1%
241,406	Heritage-Crystal Clean, Inc.*	$2,947,567

	Food Distributors 1.3%
217,154	Chefs’ Warehouse, Inc. (The)*	3,474,464

	General Merchandise Stores 1.0%
108,663	Ollie’s Bargain Outlet Holdings, Inc.*	2,704,622

	Health Care Equipment 3.0%
209,478	AtriCure, Inc.*	2,959,924
88,199	Entellus Medical, Inc.*	1,611,396
151,770	Novadaq Technologies, Inc.* (Canada)	1,493,417
71,920	Oxford Immunotec Global plc*	647,280
142,380	Tandem Diabetes Care, Inc.*	1,073,545

		7,785,562

	Health Care Facilities 2.0%
246,530	Ensign Group, Inc. (The)	5,179,595

	Health Care REITs 2.0%
390,349	CareTrust REIT, Inc.	5,379,009

	Health Care Technology 0.8%
64,637	Omnicell, Inc.*	2,212,525

	Homebuilding 5.6%
133,860	Installed Building Products, Inc.*	4,857,779
310,672	LGI Homes, Inc.*	9,922,864

		14,780,643

	Industrial Machinery 2.0%
101,470	Arcam AB* (Sweden)	2,609,466
46,181	Proto Labs, Inc.*	2,658,178

		5,267,644

	Integrated Telecommunication Services 0.6%
198,826	Ooma, Inc.*	1,628,385

	Internet Retail 2.2%
82,324	Duluth Holdings, Inc.*	2,013,645
258,154	MakeMyTrip Ltd.* (India)	3,836,169

		5,849,814

	Internet Software & Services 7.5%
55,331	Cornerstone OnDemand, Inc.*	2,105,898
138,187	Envestnet, Inc.*	4,603,009
173,301	Reis, Inc.	4,315,195
112,000	SMS Co. Ltd. (Japan)	2,461,444
55,267	SPS Commerce, Inc.*	3,349,180
113,175	Tucows, Inc., Class A*	2,756,943

		19,591,669

	Leisure Products 0.8%
189,774	MCBC Holdings, Inc.	2,097,003

	Life & Health Insurance 1.0%
196,203	Trupanion, Inc.*	2,599,690

	Life Sciences Tools & Services 2.5%
122,614	Fluidigm Corp.*	1,107,204
76,996	ICON plc* (Ireland)	5,390,490

		6,497,694

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Managed Health Care 2.2%
194,139	HealthEquity, Inc.*	$5,898,914

	Oil & Gas Equipment & Services 0.8%
157,619	Pason Systems, Inc. (Canada)	2,169,949

	Packaged Foods & Meats 2.1%
344,649	Freshpet, Inc.*	3,215,575
1,500,000	Prabhat Dairy Ltd.* (India)	2,200,339

		5,415,914

	Pharmaceuticals 5.2%
14,323	Aerie Pharmaceuticals, Inc.*	252,085
96,749	Akorn, Inc.*	2,755,895
261,909	Auris Medical Holding AG* (Switzerland)	1,097,399
127,152	Cempra, Inc.*	2,096,736
111,933	Egalet Corp.*	555,188
44,566	Intra-Cellular Therapies, Inc.*	1,730,052
599,945	Natco Pharma Ltd. (India)	5,178,933

		13,666,288

	Real Estate Services 0.7%
63,723	HFF, Inc., Class A	1,840,320

	Regional Banks 5.0%
262,342	Avenue Financial Holdings, Inc.*	5,155,020
91,875	Cardinal Financial Corp.	2,015,738
125,319	Customers Bancorp, Inc.*	3,149,266
161,075	People’s Utah Bancorp	2,673,845

		12,993,869

	Restaurants 1.8%
265,949	Papa Murphy’s Holdings, Inc.*	1,764,571
83,103	Zoe’s Kitchen, Inc.*	3,014,146

		4,778,717

	Semiconductor Equipment 1.5%
277,617	PDF Solutions, Inc.*	3,883,862

	Semiconductors 1.5%
42,129	NVE Corp.	2,470,866
28,212	Power Integrations, Inc.	1,412,575

		3,883,441

	Specialty Stores 1.3%
246,472	DavidsTea, Inc.* (Canada)	3,359,413

	Systems Software 2.4%
70,258	FleetMatics Group plc*	3,044,279
283,766	TubeMogul, Inc.*	3,376,816

		6,421,095

	Technology Hardware, Storage & Peripherals 1.6%
970,086	USA Technologies, Inc.*	4,142,267

	Textiles 1.6%
2,654,330	Welspun India Ltd. (India)	4,295,233

	Thrifts & Mortgage Finance 2.9%
1,050,006	Gruh Finance Ltd. (India)	4,483,030
34,059	LendingTree, Inc.*	3,008,432

		7,491,462

	Total Common Stocks (cost $177,189,365)	256,098,878

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	WARRANTS 0.0%

	Biotechnology 0.0%
16,875	Argos Therapeutics, Inc., expiring 3/14/2021* *** †	$11,583

	Total Warrants (cost $2,109)	11,583

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.7%

	Repurchase Agreement 2.7%
$7,044,934	Repurchase Agreement dated 6/30/16, 0.03% due 7/1/16 with State Street Bank and Trust Co. collateralized by $6,830,000 of United States Treasury Notes 2.125% due 12/31/22; value: $7,188,575; repurchase proceeds: $7,044,940 (cost $7,044,934)	$7,044,934

	Total Short-Term Investments (cost $7,044,934)	7,044,934

	Total Investments (cost $184,236,408) 100.2%§	263,155,395
	Liabilities less Other Assets (0.2%)	(592,664)

	NET ASSETS 100.0%	$262,562,731

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 11.30%.

PIPE Private Investment in a Public Equity.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2016, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	1.7
Canada	2.7
India	10.0
Ireland	2.1
Japan	1.0
Sweden	1.0
Switzerland	0.4
United Kingdom	1.1
United States	80.0

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments

June 30, 2016 (Unaudited)

Shares		Value

	COMMON STOCKS 82.1%

	Airlines 0.9%
10,000	Allegiant Travel Co.	$1,515,000

	Alternative Carriers 0.8%
140,000	ORBCOMM, Inc.*	1,393,000

	Application Software 3.6%
43,000	Ebix, Inc.	2,059,700
42,000	ESI Group* (France)	1,387,597
30,000	Globant S.A.* (Argentina)	1,180,500
105,000	Model N, Inc.*	1,401,750

		6,029,547

	Asset Management & Custody Banks 1.7%
55,000	mutares AG (Germany)	790,863
140,000	River and Mercantile Group plc (United Kingdom)	340,418
94,000	Solar Capital Ltd.	1,790,700

		2,921,981

	Auto Parts & Equipment 2.3%
36,000	Gentherm, Inc.*	1,233,000
125,000	Horizon Global Corp.*	1,418,750
97,700	Unique Fabricating, Inc.	1,308,203

		3,959,953

	Biotechnology 0.3%
45,000	Exact Sciences Corp.*	551,250

	Brewers 0.9%
800,000	Turk Tuborg Bira ve Malt Sanayii A.S.* (Turkey)	1,494,100

	Building Products 2.6%
35,000	Caesarstone Ltd.* (Israel)	1,216,600
23,000	Patrick Industries, Inc.*	1,386,670
40,000	Trex Co., Inc.*	1,796,800

		4,400,070

	Commercial Printing 0.9%
195,000	InnerWorkings, Inc.*	1,612,650

	Commodity Chemicals 0.7%
250,000	Green Seal Holding Ltd. (Taiwan)	1,166,199

	Communications Equipment 1.2%
64,700	Applied Optoelectronics, Inc.*	721,405
205,000	ShoreTel, Inc.*	1,371,450

		2,092,855

	Construction & Engineering 1.0%
60,000	NV5 Global, Inc.*	1,706,400

	Consumer Electronics 0.9%
274,980	ZAGG, Inc.*	1,443,645

	Data Processing & Outsourced Services 0.1%
108,400	TIO Networks Corp.* (Canada)	188,841

	Diversified Banks 1.9%
1,000,000	City Union Bank Ltd. (India)	1,731,579
4,000,000	EastWest Banking Corp. (Philippines)	1,550,320

		3,281,899

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Diversified Support Services 0.7%
1,000,000	Johnson Service Group plc (United Kingdom)	$1,177,736

	Electronic Equipment & Instruments 0.6%
37,000	Optex Co. Ltd. (Japan)	954,662

	Electronic Manufacturing Services 1.7%
78,000	Fabrinet*	2,895,360

	Environmental & Facilities Services 1.1%
504,906	Hudson Technologies, Inc.*	1,817,662

	Food Distributors 0.8%
81,000	Chefs’ Warehouse, Inc. (The)*	1,296,000

	Food Retail 0.6%
205,000	Majestic Wine plc* (United Kingdom)	1,079,384

	General Merchandise Stores 2.1%
71,000	Ollie’s Bargain Outlet Holdings, Inc.*	1,767,190
21,000	Seria Co. Ltd. (Japan)	1,738,758

		3,505,948

	Health Care Equipment 2.2%
100,000	AtriCure, Inc.*	1,413,000
340,000	Bovie Medical Corp.*	557,600
84,000	iRadimed Corp.*	1,827,840

		3,798,440

	Health Care Facilities 1.8%
69,000	Ensign Group, Inc. (The)	1,449,690
2,199,943	Religare Health Trust** (Singapore)	1,608,492

		3,058,182

	Health Care REITs 1.9%
110,000	CareTrust REIT, Inc.	1,515,800
80,000	Sabra Health Care REIT, Inc.	1,650,800

		3,166,600

	Health Care Services 4.3%
40,000	Air Methods Corp.*	1,433,200
900,000	GHP Specialty Care AB (Sweden)	863,575
37,000	Landauer, Inc.	1,522,920
44,000	LHC Group, Inc.*	1,904,320
63,000	National Research Corp., Class A	863,100
350,000	Nobilis Health Corp.* (Canada)	768,905

		7,356,020

	Health Care Supplies 0.4%
105,000	Cerus Corp.*	655,200

	Health Care Technology 2.6%
90,000	Nexus AG (Germany)	1,706,235
50,000	Omnicell, Inc.*	1,711,500
22,000	Software Service, Inc. (Japan)	910,878

		4,328,613

	Home Improvement Retail 0.2%
12,255	Hornbach Baumarkt AG (Germany)	329,764

	Homebuilding 2.5%
47,000	Installed Building Products, Inc.*	1,705,630
82,000	LGI Homes, Inc.*	2,619,080

		4,324,710

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Hotel & Resort REITs 0.9%
115,000	Summit Hotel Properties, Inc.	$1,522,600

	Human Resource & Employment Services 1.1%
100,000	BG Staffing, Inc.	1,892,000

	Industrial Machinery 1.8%
33,000	John Bean Technologies Corp.	2,020,260
58,992	Taylor Devices, Inc.*	1,050,648

		3,070,908

	Internet Retail 0.8%
69,000	Oisix, Inc.* (Japan)	1,364,274

	Internet Software & Services 1.7%
52,723	IntraLinks Holdings, Inc.*	342,700
25,617	Reis, Inc.	637,863
80,000	Tucows, Inc., Class A*	1,948,800

		2,929,363

	IT Consulting & Other Services 1.6%
17,000	EPAM Systems, Inc.*	1,093,270
76,000	Perficient, Inc.*	1,543,560

		2,636,830

	Leisure Products 0.8%
78,000	Nautilus, Inc.*	1,391,520

	Life Sciences Tools & Services 0.7%
29,000	INC Research Holdings, Inc., Class A*	1,105,770

	Mortgage REITs 1.6%
260,000	Arbor Realty Trust, Inc.	1,869,400
51,000	Colony Capital, Inc., Class A	782,850

		2,652,250

	Oil & Gas Exploration & Production 1.6%
116,000	Earthstone Energy, Inc.*	1,250,480
260,000	Evolution Petroleum Corp.	1,422,200

		2,672,680

	Packaged Foods & Meats 2.6%
195,000	Freshpet, Inc.*	1,819,350
1,600,000	Kawan Food BHD (Malaysia)	1,447,558
800,000	Prabhat Dairy Ltd.* (India)	1,173,514

		4,440,422

	Pharmaceuticals 0.9%
45,000	Cempra, Inc.*	742,050
1,200,000	Marksans Pharma Ltd. (India)	855,603

		1,597,653

	Property & Casualty Insurance 2.7%
123,200	1347 Property Insurance Holdings, Inc.*	787,248
115,000	Atlas Financial Holdings, Inc.*	1,980,300
210,000	Kingstone Cos., Inc.	1,858,500

		4,626,048

	Regional Banks 6.4%
36,970	American River Bankshares*	375,245
61,000	Bankwell Financial Group, Inc.	1,345,660
117,000	Blue Hills Bancorp, Inc.	1,726,920
82,000	Customers Bancorp, Inc.*	2,060,660
43,443	Equity Bancshares, Inc., Class A*	961,828
51,000	First of Long Island Corp. (The)	1,462,170
106,000	Investar Holding Corp.	1,630,280
74,000	People’s Utah Bancorp	1,228,400

		10,791,163

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Residential REITs 1.1%
145,103	Bluerock Residential Growth REIT, Inc.	$1,886,339

	Restaurants 1.4%
450,000	Collins Foods Ltd. (Australia)	1,424,959
41,000	Fiesta Restaurant Group, Inc.*	894,210

		2,319,169

	Semiconductor Equipment 0.5%
64,200	PDF Solutions, Inc.*	898,158

	Semiconductors 1.3%
223,500	GigPeak, Inc.*	438,060
136,000	Tower Semiconductor Ltd.* (Israel)	1,689,120

		2,127,180

	Specialty Chemicals 2.4%
155,000	Ferro Corp.*	2,073,900
150,000	Flotek Industries, Inc.*	1,980,000

		4,053,900

	Technology Hardware, Storage & Peripherals 0.8%
323,300	USA Technologies, Inc.*	1,380,491

	Textiles 2.1%
2,500,000	Best Pacific International Holdings Ltd. (China)	1,852,652
1,100,000	Welspun India Ltd. (India)	1,780,018

		3,632,670

	Thrifts & Mortgage Finance 3.2%
122,000	Beneficial Bancorp, Inc.*	1,551,840
82,000	BofI Holding, Inc.*	1,452,220
115,000	Kearny Financial Corp.	1,446,700
310,000	Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	1,034,034

		5,484,794

	Trading Companies & Distributors 0.8%
40,000	SiteOne Landscape Supply, Inc.*	1,359,600

	Total Common Stocks (cost $109,386,198)	139,337,453

	CONVERTIBLE PREFERRED STOCKS 0.8%

	Oil & Gas Refining & Marketing 0.8%
523,357	Vertex Energy, Inc., Pfd., Series B*** †	1,390,821

	Total Convertible Preferred Stocks (cost $1,527,407)	1,390,821

	PREFERRED STOCKS 1.1%

	Pharmaceuticals 1.1%
105,263	Acetylon Pharmaceuticals, Inc., Series B Pfd.* *** †	1,801,050

	Total Preferred Stocks (cost $499,999)	1,801,050

	WARRANTS 0.0%

	Oil & Gas Refining & Marketing 0.0%
250,000	Vertex Energy, Inc., expiring 12/24/20* *** †	47,500

	Total Warrants (cost $95,000)	47,500

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	RIGHTS 0.0%

	Health Care Supplies 0.0%
375,000	Synergetics USA, Inc.* *** †	$37,500

	Total Rights (cost $71,250)	37,500

Principal Amount		Value
	SHORT-TERM INVESTMENTS 12.8%

	Repurchase Agreement 12.8%
$21,707,475	Repurchase Agreement dated 6/30/16, 0.03% due 7/1/16 with State Street Bank and Trust Co. collateralized by $21,040,000 of United States Treasury Notes 2.125% due 12/31/22; value: $22,144,600; repurchase proceeds: $21,707,493†† (cost $21,707,475)	$21,707,475

	Total Short-Term Investments (cost $21,707,475)	21,707,475

	Total Investments (cost $133,287,329) 96.8%§	164,321,799
	Other Assets less Liabilities 3.2%	5,422,632

	NET ASSETS 100.0%	$169,744,431

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

††All or a portion of this security has been designated as collateral for an unfunded loan commitment (see Note 3).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 14.73%.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2016, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	0.8
Australia	1.0
Canada	0.7
China	1.3
France	1.0
Germany	2.0
India	3.9
Israel	2.0
Japan	3.5
Malaysia	1.0
Philippines	1.1
Singapore	1.1
Sweden	0.6
Taiwan	0.8
Turkey	1.1
United Kingdom	2.5
United States	75.6

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX) – Schedule of Investments

June 30, 2016 (Unaudited)

Shares		Value

	COMMON STOCKS 96.5%

	Aerospace & Defense 1.5%
514,767	HEICO Corp., Class A	$27,617,250

	Air Freight & Logistics 3.4%
36,319,023	Aramex PJSC (United Arab Emirates)	32,143,517
1,316,353	Echo Global Logistics, Inc.*	29,512,634

		61,656,151

	Airlines 3.6%
159,384	Allegiant Travel Co.	24,146,676
926,177	Spirit Airlines, Inc.*	41,557,562

		65,704,238

	Apparel Retail 1.0%
1,265,079	Zumiez, Inc.* ‡‡	18,103,281

	Application Software 11.4%
1,318,350	Callidus Software, Inc.*	26,340,633
373,300	Globant S.A.* (Argentina)	14,689,355
501,314	HubSpot, Inc.*	21,767,054
530,716	Paylocity Holding Corp.*	22,926,931
416,788	Ultimate Software Group, Inc. (The)*	87,646,349
1,283,797	Zendesk, Inc.*	33,866,565

		207,236,887

	Automotive Retail 3.9%
521,556	Monro Muffler Brake, Inc.	33,150,100
139,313	O’Reilly Automotive, Inc.*	37,767,754

		70,917,854

	Biotechnology 7.1%
2,124,073	Abcam plc (United Kingdom)	21,751,469
1,122,502	Argos Therapeutics, Inc.*	6,880,937
78,700	Argos Therapeutics, Inc. PIPE* *** †	424,539
52,450	Argos Therapeutics, Inc. PIPE* *** †	321,519
1,357,191	ChemoCentryx, Inc.*	6,093,788
683,170	Cytokinetics, Inc.*	6,483,283
240,910	Esperion Therapeutics, Inc.*	2,380,191
1,366,710	Exact Sciences Corp.*	16,742,197
413,857	Flexion Therapeutics, Inc.*	6,193,370
987,182	Inovio Pharmaceuticals, Inc.*	9,121,562
2,064,571	Sangamo BioSciences, Inc.*	11,953,866
996,987	Seattle Genetics, Inc.*	40,288,245

		128,634,966

	Data Processing & Outsourced Services 0.8%
280,078	ExlService Holdings, Inc.*	14,678,888

	Diversified Banks 2.2%
272,169	HDFC Bank Ltd. ADR (India)	18,058,413
1,321,550	Yes Bank Ltd. (India)	21,674,050

		39,732,463

	Diversified Support Services 2.7%
1,020,424	Copart, Inc.*	50,010,980

	Drug Retail 1.3%
119,229	Cosmos Pharmaceutical Corp. (Japan)	24,032,318

	Electronic Manufacturing Services 0.7%
157,272	IPG Photonics Corp.*	12,581,760

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Food Distributors 1.7%
1,897,093	Chefs’ Warehouse, Inc. (The)* ‡‡	$30,353,488

	General Merchandise Stores 1.3%
934,626	Ollie’s Bargain Outlet Holdings, Inc.*	23,262,841

	Health Care Equipment 0.2%
593,260	Tandem Diabetes Care, Inc.*	4,473,180

	Health Care Facilities 1.8%
1,533,765	Ensign Group, Inc. (The)	32,224,403

	Health Care Services 1.0%
530,552	ExamWorks Group, Inc.*	18,489,737

	Homefurnishing Retail 0.3%
148,855	Mattress Firm Holding Corp.*	4,994,085

	Industrial Machinery 1.0%
307,809	Proto Labs, Inc.*	17,717,486

	Internet Retail 4.1%
828,553	Blue Nile, Inc.‡‡	22,685,781
1,751,690	MakeMyTrip Ltd.* (India)	26,030,114
297,008	Wayfair, Inc., Class A*	11,583,312
96,295	zooplus AG* (Germany)	13,617,211

		73,916,418

	Internet Software & Services 6.8%
1,957,918	Cornerstone OnDemand, Inc.*	74,518,359
711,160	Envestnet, Inc.*	23,688,740
179,336	Shutterstock, Inc.*	8,213,589
296,139	SPS Commerce, Inc.*	17,946,023

		124,366,711

	IT Consulting & Other Services 1.3%
468,558	Luxoft Holding, Inc.* (Switzerland)	24,374,387

	Life & Health Insurance 0.4%
561,380	Trupanion, Inc.*	7,438,285

	Life Sciences Tools & Services 4.5%
2,003,520	Divi’s Laboratories Ltd. (India)	33,351,354
961,352	Fluidigm Corp.*	8,681,009
576,523	ICON plc* (Ireland)	40,362,375

		82,394,738

	Managed Health Care 1.1%
648,974	HealthEquity, Inc.*	19,719,075

	Oil & Gas Drilling 0.2%
199,608	Nabors Industries Ltd.	2,006,061
343,142	Seadrill Ltd.*	1,111,780

		3,117,841

	Oil & Gas Equipment & Services 0.8%
110,894	Archrock, Inc.	1,044,621
88,407	Dril-Quip, Inc.*	5,165,621
88,632	Frank’s International N.V.	1,294,914
78,835	Oceaneering International, Inc.	2,354,013
349,452	RPC, Inc.*	5,426,990

		15,286,159

	Oil & Gas Exploration & Production 0.3%
456,863	EP Energy Corp., Class A*	2,366,550
437,069	WPX Energy, Inc.*	4,069,113

		6,435,663

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Oil & Gas Refining & Marketing 0.1%
38,475	CVR Energy, Inc.††	$596,362
77,771	Delek US Holdings, Inc.	1,027,355
50,917	Western Refining, Inc.	1,050,418

		2,674,135

	Packaged Foods & Meats 1.4%
286,067	GlaxoSmithKline Consumer Healthcare Ltd. (India)	24,829,093

	Personal Products 0.7%
945,654	Colgate-Palmolive India Ltd. (India)	12,883,952

	Pharmaceuticals 2.0%
1,363,036	Auris Medical Holding AG* (Switzerland)	5,711,121
1,038,812	Cempra, Inc.*	17,130,010
374,723	Intra-Cellular Therapies, Inc.*	14,546,747

		37,387,878

	Real Estate Services 0.7%
437,341	HFF, Inc., Class A	12,630,408

	Regional Banks 6.4%
515,466	Bank of Hawaii Corp.	35,464,061
585,554	Eagle Bancorp, Inc.*	28,171,003
758,469	Glacier Bancorp, Inc.	20,160,106
811,000	Metro Bank plc* (United Kingdom)	19,403,377
291,070	Texas Capital Bancshares, Inc.*	13,610,433

		116,808,980

	Research & Consulting Services 0.5%
412,649	Stantec, Inc. (Canada)	9,998,485

	Restaurants 4.3%
495,425	Chuy’s Holdings, Inc.*	17,146,659
821,316	Fiesta Restaurant Group, Inc.*	17,912,902
1,248,612	Jubilant Foodworks Ltd. (India)	21,535,935
1,042,768	Papa Murphy’s Holdings, Inc.* ‡‡	6,918,766
387,791	Zoe’s Kitchen, Inc.*	14,065,179

		77,579,441

	Semiconductors 3.1%
666,230	Cavium, Inc.*	25,716,478
438,732	Monolithic Power Systems, Inc.	29,974,170

		55,690,648

	Specialty Stores 1.5%
589,392	Five Below, Inc.*	27,353,683

	Systems Software 4.6%
304,734	CyberArk Software Ltd.* (Israel)	14,807,025
754,194	FleetMatics Group plc*	32,679,226
860,002	Fortinet, Inc.*	27,167,463
711,894	TubeMogul, Inc.*	8,471,539

		83,125,253

	Trading Companies & Distributors 0.7%
187,356	MSC Industrial Direct Co., Inc., Class A	13,219,839

	Trucking 4.1%
2,824,230	Knight Transportation, Inc.	75,068,033

	Total Common Stocks (cost $1,322,252,494)	1,758,721,361

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	PREFERRED STOCKS 2.0%

	Biotechnology 0.0%
677,966	Nanosys, Inc., Series D Pfd.* *** †	$102,983
161,519	Nanosys, Inc., Series E Pfd.* *** †	98,688

		201,671

	Oil & Gas Equipment & Services 0.6%
5,818,582	Drilling Info Holdings, Inc., Series B Pfd.* *** †	11,256,047

	Systems Software 1.4%
1,114,610	DataStax, Inc., Series E Pfd.* *** †	6,241,816
33,296	DocuSign, Inc., Series B Pfd.* *** †	470,806
9,974	DocuSign, Inc., Series B-1 Pfd.* *** †	141,032
23,905	DocuSign, Inc., Series D Pfd.* *** †	338,017
618,152	DocuSign, Inc., Series E Pfd.* *** †	8,740,669
157,124	DocuSign, Inc., Series F Pfd.* *** †	2,221,733
505,604	ForeScout Technologies, Inc., Series G* *** †	6,000,003

		24,154,076

	Total Preferred Stocks (cost $43,534,917)	35,611,794

	LIMITED PARTNERSHIP INTEREST 0.2%

	Asset Management & Custody Banks 0.2%
	Greenspring Global Partners II-B, L.P.* *** †	2,734,495
	Greenspring Global Partners III-B, L.P.* *** †	1,240,405

		3,974,900

	Total Limited Partnership Interest (cost $4,341,400)	3,974,900

	WARRANTS 0.0%

	Biotechnology 0.0%
59,025	Argos Therapeutics, Inc., expiring 3/14/2021* *** †	40,514

	Total Warrants (cost $7,378)	40,514

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.4%

	Repurchase Agreement 0.4%
$6,808,344	Repurchase Agreement dated 6/30/16, 0.03% due 7/1/16 with State Street Bank and Trust Co. collateralized by $6,600,000 of United States Treasury Notes 2.125% due 12/31/22; value: $6,946,500; repurchase proceeds: $6,808,350†† (cost $6,808,344)	$6,808,344

	Total Short-Term Investments (cost $6,808,344)	6,808,344

	Total Investments (cost $1,376,944,533) 99.1%§	1,805,156,913
	Other Assets less Liabilities 0.9%	17,119,168

	NET ASSETS 100.0%	$1,822,276,081

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

††All or a portion of this security has been designated as collateral for purchase commitments (see Note 8).

‡‡Affiliated company (see Note 6).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 11.29%.

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

See Notes to Schedules of Investments.

At June 30, 2016, Wasatch Small Cap Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	0.8
Canada	0.6
Germany	0.8
India	8.8
Ireland	2.2
Israel	0.8
Japan	1.3
Switzerland	1.7
United Arab Emirates	1.8
United Kingdom	2.3
United States	78.9

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments

June 30, 2016 (Unaudited)

Shares		Value

	COMMON STOCKS 94.0%

	Aerospace & Defense 2.9%
150,227	HEICO Corp., Class A	$8,059,679

	Airlines 5.4%
43,023	Allegiant Travel Co.	6,517,984
182,687	Spirit Airlines, Inc.*	8,197,166

		14,715,150

	Application Software 5.4%
161,969	Ebix, Inc.	7,758,315
91,270	Globant S.A.* (Argentina)	3,591,474
86,044	Interactive Intelligence Group, Inc.*	3,526,944

		14,876,733

	Asset Management & Custody Banks 4.2%
190,750	Ares Capital Corp.	2,708,650
113,912	Artisan Partners Asset Management, Inc., Class A	3,153,084
301,850	Solar Capital Ltd.	5,750,243

		11,611,977

	Auto Parts & Equipment 2.0%
95,209	Dorman Products, Inc.*	5,445,955

	Biotechnology 1.6%
351,065	Exact Sciences Corp.*	4,300,546

	Communications Equipment 1.0%
234,180	Applied Optoelectronics, Inc.*	2,611,107

	Consumer Finance 3.2%
22,665	Credit Acceptance Corp.*	4,194,838
84,136	PRA Group, Inc.*	2,031,043
107,977	Shriram City Union Finance Ltd. (India)	2,661,057

		8,886,938

	Diversified Banks 3.4%
2,552,010	City Union Bank Ltd. (India)	4,419,008
291,315	Yes Bank Ltd. (India)	4,777,705

		9,196,713

	Diversified Support Services 1.9%
106,539	Copart, Inc.*	5,221,476

	Electronic Manufacturing Services 4.3%
320,572	Fabrinet*	11,899,633

	Footwear 2.3%
209,214	Skechers U.S.A., Inc., Class A*	6,217,840

	Health Care Facilities 3.0%
391,630	Ensign Group, Inc. (The)	8,228,146

	Health Care REITs 4.7%
582,553	CareTrust REIT, Inc.	8,027,581
238,550	Sabra Health Care REIT, Inc.	4,922,479

		12,950,060

	Health Care Services 5.0%
74,992	Air Methods Corp.*	2,686,963
105,987	Landauer, Inc.	4,362,425
155,150	LHC Group, Inc.*	6,714,892

		13,764,280

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Homebuilding 3.0%
256,415	LGI Homes, Inc.*	$8,189,895

	Homefurnishing Retail 0.5%
69,400	Select Comfort Corp.*	1,483,772

	Hotel & Resort REITs 1.7%
342,792	Summit Hotel Properties, Inc.	4,538,566

	Internet Software & Services 1.8%
54,630	Cimpress N.V.*	5,052,182

	IT Consulting & Other Services 2.0%
36,987	EPAM Systems, Inc.*	2,378,634
57,403	Luxoft Holding, Inc.* (Switzerland)	2,986,104

		5,364,738

	Life Sciences Tools & Services 1.0%
38,026	ICON plc* (Ireland)	2,662,200

	Mortgage REITs 5.8%
989,030	Arbor Realty Trust, Inc.	7,111,126
239,630	Colony Capital, Inc., Class A	3,678,321
719,583	MFA Financial, Inc.	5,231,368

		16,020,815

	Oil & Gas Equipment & Services 0.4%
58,358	Geospace Technologies Corp.*	955,320

	Oil & Gas Exploration & Production 2.2%
211,319	Earthstone Energy, Inc.*	2,278,019
1,136,104	Gran Tierra Energy, Inc.* (Colombia)	3,840,031

		6,118,050

	Oil & Gas Refining & Marketing 1.3%
77,373	World Fuel Services Corp.	3,674,444

	Personal Products 1.5%
87,027	Nu Skin Enterprises, Inc., Class A	4,019,777

	Pharmaceuticals 2.4%
152,194	Cempra, Inc.*	2,509,679
336,510	Egalet Corp.*	1,669,090
3,266,806	Marksans Pharma Ltd. (India)	2,329,240

		6,508,009

	Property & Casualty Insurance 1.2%
194,820	Atlas Financial Holdings, Inc.*	3,354,800

	Regional Banks 9.3%
104,443	Cardinal Financial Corp.	2,291,479
296,843	Customers Bancorp, Inc.*	7,459,665
85,904	First of Long Island Corp. (The)	2,462,868
112,729	Pinnacle Financial Partners, Inc.	5,506,812
60,664	Prosperity Bancshares, Inc.	3,093,257
138,937	Webster Financial Corp.	4,716,911

		25,530,992

	Research & Consulting Services 1.2%
210,263	Franklin Covey Co.*	3,223,332

	Restaurants 1.6%
134,684	Fiesta Restaurant Group, Inc.*	2,937,458
226,712	Papa Murphy’s Holdings, Inc.*	1,504,234

		4,441,692

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Semiconductor Equipment 1.2%
241,041	PDF Solutions, Inc.*	$3,372,164

	Semiconductors 0.9%
200,061	Tower Semiconductor Ltd.* (Israel)	2,484,758

	Thrifts & Mortgage Finance 1.0%
155,506	BofI Holding, Inc.*	2,754,011

	Trucking 3.7%
133,864	Knight Transportation, Inc.	3,558,105
46,705	Old Dominion Freight Line, Inc.*	2,816,778
251,453	Swift Transportation Co.*	3,874,891

		10,249,774

	Total Common Stocks (cost $206,286,235)	257,985,524

	LIMITED PARTNERSHIP INTEREST 0.8%

	Oil & Gas Storage & Transportation 0.8%
81,633	Delek Logistics Partners L.P.	2,180,418

	Total Limited Partnership Interest (cost $3,449,494)	2,180,418

Principal Amount		Value
	SHORT-TERM INVESTMENTS 6.5%

	Repurchase Agreement 6.5%
$17,934,636	Repurchase Agreement dated 6/30/16, 0.03% due 7/1/16 with State Street Bank and Trust Co. collateralized by $17,385,000 of United States Treasury Notes 2.125% due 12/31/22; value: $18,297,713; repurchase proceeds: $17,934,651 (cost $17,934,636)	$17,934,636

	Total Short-Term Investments (cost $17,934,636)	17,934,636

	Total Investments (cost $227,670,365) 101.3%§	278,100,578
	Liabilities less Other Assets (1.3%)	(3,651,502)

	NET ASSETS 100.0%	$274,449,076

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 5.17%.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2016, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	1.4
Colombia	1.5
India	5.4
Ireland	1.0
Israel	1.0
Switzerland	1.1
United States	88.6

Total	100.0%

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments

June 30, 2016 (Unaudited)

Shares		Value

	COMMON STOCKS 71.3%

	Asset Management & Custody Banks 12.3%
105,835	Alcentra Capital Corp.	$1,285,895
51,001	American Capital Senior Floating Ltd.	523,271
9,400	Ameriprise Financial, Inc.	844,590
93,000	Apollo Investment Corp.	515,220
40,000	Ares Capital Corp.	568,000
85,100	BlackRock Capital Investment Corp.	662,078
15,262	Hercules Capital, Inc.	189,554
145,000	KCAP Financial, Inc.	568,400
159,900	Medallion Financial Corp.	1,180,062
39,944	NorthStar Asset Management Group, Inc.	407,828
61,619	PennantPark Investment Corp.	420,858

		7,165,756

	Automotive Retail 1.6%
30,315	Penske Automotive Group, Inc.	953,710

	Broadcasting 4.1%
43,600	CBS Corp., Class B	2,373,584

	Cable & Satellite 6.3%
56,655	Comcast Corp., Class A	3,693,339

	Consumer Finance 3.0%
13,400	Capital One Financial Corp.	851,034
16,400	Discover Financial Services	878,876

		1,729,910

	Data Processing & Outsourced Services 5.7%
18,750	MasterCard, Inc., Class A	1,651,125
22,190	Visa, Inc., Class A	1,645,832

		3,296,957

	Diversified REITs 2.1%
62,640	NorthStar Realty Finance Corp.	715,975
355,714	Star Asia Financial Ltd.* *** †	498,000

		1,213,975

	Drug Retail 2.0%
12,200	CVS Health Corp.	1,168,028

	Fertilizers & Agricultural Chemicals 1.5%
8,500	Monsanto Co.	878,985

	Health Care Distributors 2.1%
6,649	McKesson Corp.	1,241,036

	Integrated Oil & Gas 3.4%
72,688	Suncor Energy, Inc. (Canada)	2,008,123

	Integrated Telecommunication Services 1.9%
19,400	Verizon Communications, Inc.	1,083,296

	Internet Software & Services 0.7%
16,600	Reis, Inc.	413,340

	Mortgage REITs 12.6%
36,400	American Capital Mortgage Investment Corp.	574,756
118,400	Arbor Realty Trust, Inc.	851,296
21,700	Blackstone Mortgage Trust, Inc., Class A	600,439
19,876	Chimera Investment Corp.	312,053
27,701	Colony Capital, Inc., Class A	425,211
127,200	Great Ajax Corp.	1,764,264

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

22,600	New Residential Investment Corp.	$312,784
77,000	PennyMac Mortgage Investment Trust	1,249,710
48,600	Resource Capital Corp.	624,996
29,900	Starwood Property Trust, Inc.	619,528

		7,335,037

	Personal Products 4.1%
24,074	Herbalife Ltd.*	1,409,051
21,838	Nu Skin Enterprises, Inc., Class A	1,008,697

		2,417,748

	Railroads 3.0%
29,600	Canadian National Railway Co. (Canada)	1,740,680

	Semiconductors 1.1%
12,300	Microchip Technology, Inc.	624,348

	Soft Drinks 1.5%
8,900	Dr Pepper Snapple Group, Inc.	860,007

	Technology Hardware, Storage & Peripherals 0.8%
4,972	Apple, Inc.	475,323

	Trading Companies & Distributors 1.5%
3,930	W.W. Grainger, Inc.	893,092

	Total Common Stocks (cost $36,934,611)	41,566,274

	EXCHANGE-TRADED FUNDS 0.5%

	Asset Management & Custody Banks 0.5%
4,900	PowerShares Dynamic Pharmaceuticals Portfolio	310,464

	Total Exchange-Traded Funds (cost $141,162)	310,464

	LIMITED LIABILITY COMPANY MEMBERSHIP INTEREST 1.1%

	Asset Management & Custody Banks 1.1%
35,879	Ellington Financial, LLC	614,607

	Total Limited Liability Company Membership Interest (cost $638,429)	614,607

	LIMITED PARTNERSHIP INTEREST 7.2%

	Asset Management & Custody Banks 3.7%
45,000	Blackstone Group L.P.	1,104,300
84,725	KKR & Co. L.P.	1,045,507

		2,149,807

	Oil & Gas Storage & Transportation 3.5%
27,094	Magellan Midstream Partners L.P.	2,059,144

	Total Limited Partnership Interest (cost $5,010,926)	4,208,951

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS 0.0%

	Gold 0.0%
$205,804	Redcorp Ventures Ltd., 13.00%, 7/11/12, Series D* *** † §§ (Canada)	$381

	Total Corporate Bonds (cost $151,993)	381

	SHORT-TERM INVESTMENTS 19.8%

	Repurchase Agreement 19.8%
11,532,641	Repurchase Agreement dated 6/30/16, 0.03% due 7/1/16 with State Street Bank and Trust Co. collateralized by $10,650,000 of United States Treasury Notes 2.750% due 11/15/23; value: $11,768,250; repurchase proceeds: $11,532,650 (cost $11,532,641)	11,532,641

	Total Short-Term Investments (cost $11,532,641)	11,532,641

	Total Investments (cost $54,409,762) 99.9%	58,233,318
	Other Assets less Liabilities 0.1%	70,116

	NET ASSETS 100.0%	$58,303,434

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

§§In default.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2016, Wasatch Strategic Income Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	8.0
United States	92.0

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments

June 30, 2016 (Unaudited)

Shares		Value

	COMMON STOCKS 90.6%

	Air Freight & Logistics 1.3%
52,068	Echo Global Logistics, Inc.*	$1,167,365

	Application Software 12.4%
101,141	Exa Corp.*	1,461,487
19,733	Globant S.A.* (Argentina)	776,494
31,944	HubSpot, Inc.*	1,387,009
35,814	Interactive Intelligence Group, Inc.*	1,468,016
50,357	Paylocity Holding Corp.*	2,175,422
11,811	Ultimate Software Group, Inc. (The)* ††	2,483,735
61,894	Zendesk, Inc.*	1,632,764

		11,384,927

	Biotechnology 11.7%
95,857	Argos Therapeutics, Inc.*	587,603
10,950	Argos Therapeutics, Inc. PIPE* *** †	59,069
7,300	Argos Therapeutics, Inc. PIPE* *** †	44,749
25,955	Bellicum Pharmaceuticals, Inc.*	336,377
210,691	ChemoCentryx, Inc.*	946,003
161,463	Cytokinetics, Inc.*	1,532,284
29,752	Esperion Therapeutics, Inc.*	293,950
120,362	Exact Sciences Corp.*	1,474,434
31,791	Flexion Therapeutics, Inc.*	475,752
82,956	Inovio Pharmaceuticals, Inc.*	766,513
185,224	MEI Pharma, Inc.*	251,905
30,492	Pfenex, Inc.*	255,218
266,601	Sangamo BioSciences, Inc.*	1,543,620
48,102	Seattle Genetics, Inc.*	1,943,802
19,388	Selecta Biosciences, Inc.*	271,238

		10,782,517

	Building Products 1.1%
22,260	Trex Co., Inc.*	999,919

	Communications Equipment 0.0%
3,366	Xtera Communications, Inc.*	3,029

	Department Stores 0.6%
82,194	V-Mart Retail Ltd. (India)	583,663

	Diversified Banks 3.4%
732,784	City Union Bank Ltd. (India)	1,268,873
113,322	Yes Bank Ltd. (India)	1,858,535

		3,127,408

	Electronic Manufacturing Services 1.1%
12,755	IPG Photonics Corp.*	1,020,400

	Environmental & Facilities Services 1.0%
12,496	Waste Connections, Inc. (Canada)	900,337

	Food Distributors 0.7%
39,930	Chefs’ Warehouse, Inc. (The)*	638,880

	Footwear 1.3%
38,655	Skechers U.S.A., Inc., Class A*	1,148,827

	General Merchandise Stores 0.9%
31,733	Ollie’s Bargain Outlet Holdings, Inc.*	789,834

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Health Care Equipment 7.8%
116,207	AtriCure, Inc.*	$1,642,005
195,180	ConforMIS, Inc.*	1,370,164
67,075	Entellus Medical, Inc.*	1,225,460
85,800	Novadaq Technologies, Inc.* (Canada)	844,272
143,037	Oxford Immunotec Global plc*	1,287,333
107,656	Tandem Diabetes Care, Inc.*	811,726

		7,180,960

	Health Care Services 0.5%
37,343	Dr. Lal PathLabs Ltd.* (India)	471,972

	Health Care Technology 0.8%
16,502	Medidata Solutions, Inc.*	773,449

	Homebuilding 3.3%
29,769	Installed Building Products, Inc.*	1,080,317
60,927	LGI Homes, Inc.*	1,946,008

		3,026,325

	Industrial Machinery 2.8%
18,958	Arcam AB* (Sweden)	487,536
36,606	Proto Labs, Inc.*	2,107,041

		2,594,577

	Internet Retail 1.9%
84,719	MakeMyTrip Ltd.* (India)	1,258,924
13,602	Wayfair, Inc., Class A*	530,478

		1,789,402

	Internet Software & Services 6.2%
51,446	Cornerstone OnDemand, Inc.*	1,958,035
5,964	Demandware, Inc.*	446,704
43,499	Reis, Inc.	1,083,125
17,802	Shutterstock, Inc.*	815,331
23,605	SPS Commerce, Inc.*	1,430,463

		5,733,658

	IT Consulting & Other Services 0.9%
15,232	Luxoft Holding, Inc.* (Switzerland)	792,369

	Life & Health Insurance 0.6%
41,998	Trupanion, Inc.*	556,473

	Life Sciences Tools & Services 0.4%
43,388	Fluidigm Corp.*	391,794

	Managed Health Care 1.5%
46,511	HealthEquity, Inc.*	1,413,237

	Oil & Gas Equipment & Services 0.3%
2,258	Core Laboratories N.V.	279,744

	Oil & Gas Exploration & Production 0.2%
19,609	WPX Energy, Inc.*	182,560

	Packaged Foods & Meats 1.9%
155,072	Freshpet, Inc.*	1,446,822
218,693	Prabhat Dairy Ltd.* (India)	320,799

		1,767,621

	Pharmaceuticals 3.0%
163,506	Auris Medical Holding AG* (Switzerland)	685,090
46,396	Cempra, Inc.*	765,070
99,184	Egalet Corp.*	491,953
20,075	Intra-Cellular Therapies, Inc.*	779,311

		2,721,424

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Regional Banks 3.1%
33,725	Avenue Financial Holdings, Inc.*	$662,696
23,704	Bank of the Ozarks, Inc.	889,374
32,304	Customers Bancorp, Inc.*	811,800
22,023	Metro Bank plc* (United Kingdom)	526,906

		2,890,776

	Restaurants 2.1%
27,618	Chuy’s Holdings, Inc.*	955,859
22,113	Jubilant Foodworks Ltd. (India)	381,403
15,744	Zoe’s Kitchen, Inc.*	571,035

		1,908,297

	Semiconductor Equipment 2.1%
136,319	PDF Solutions, Inc.*	1,907,103

	Semiconductors 4.2%
20,929	Cavium, Inc.*	807,859
19,142	Monolithic Power Systems, Inc.	1,307,781
13,668	NVE Corp.	801,628
19,178	Power Integrations, Inc.	960,243

		3,877,511

	Specialized Consumer Services 0.8%
49,181	LifeLock, Inc.*	777,552

	Specialty Chemicals 1.7%
19,176	Balchem Corp.	1,143,848
392,185	EcoSynthetix, Inc.* (Canada)	453,463

		1,597,311

	Specialty Stores 2.4%
85,171	DavidsTea, Inc.* (Canada)	1,160,880
23,453	Five Below, Inc.*	1,088,454

		2,249,334

	Systems Software 5.6%
51,285	FleetMatics Group plc*	2,222,179
12,705	NetSuite, Inc.* ††	924,924
28,570	Qualys, Inc.*	851,672
95,232	TubeMogul, Inc.*	1,133,261

		5,132,036

	Trucking 1.0%
35,659	Knight Transportation, Inc.	947,816

	Total Common Stocks (cost $67,307,249)	83,510,407

	PREFERRED STOCKS 1.3%

	Biotechnology 0.1%
169,492	Nanosys, Inc., Series D Pfd.* *** †	25,746
40,380	Nanosys, Inc., Series E Pfd.* *** †	24,672

		50,418

	Health Care Technology 0.3%
253,064	Data Sciences International, Inc., Series B Pfd.* *** †	283,432

	Oil & Gas Equipment & Services 0.9%
435,920	Drilling Info Holdings, Inc., Series B Pfd.* *** †	843,287

	Total Preferred Stocks (cost $2,096,048)	1,177,137

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	LIMITED PARTNERSHIP INTEREST 4.0%

	Asset Management & Custody Banks 4.0%
	Greenspring Global Partners II-B, L.P.* *** †	$2,461,037
	Greenspring Global Partners III-B, L.P.* *** †	1,240,405

		3,701,442

	Total Limited Partnership Interest (cost $4,050,540)	3,701,442

	WARRANTS 0.0%

	Biotechnology 0.0%
8,212	Argos Therapeutics, Inc., expiring 3/14/2021* *** †	5,636

	Total Warrants (cost $1,026)	5,636

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.4%

	Repurchase Agreement 4.4%
$4,095,840	Repurchase Agreement dated 6/30/16, 0.03% due 7/1/16 with State Street Bank and Trust Co. collateralized by $3,970,000 of United States Treasury Notes 2.125% due 12/31/22; value: $4,178,425; repurchase proceeds: $4,095,843†† (cost $4,095,840)	$4,095,840

	Total Short-Term Investments (cost $4,095,840)	4,095,840

	Total Investments (cost $77,550,703) 100.3%§	92,490,462
	Liabilities less Other Assets (0.3%)	(319,304)

	NET ASSETS 100.0%	$92,171,158

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

	††All or a portion of this security has been designated as collateral for an unfunded loan commitment and purchase commitments (see Note 3 and Note 8, respectively).

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 5.83%.

	PIPE Private Investment in a Public Equity.

	See Notes to Schedules of Investments.

At June 30, 2016, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	0.9
Canada	3.8
India	6.9
Sweden	0.5
Switzerland	1.7
United Kingdom	0.6
United States	85.6

Total	100.0%

WASATCH WORLD INNOVATORS FUND (WAGTX / WIGTX) – Schedule of Investments

June 30, 2016 (Unaudited)

Shares		Value

	COMMON STOCKS 80.5%

	Aerospace & Defense 2.3%
402,895	Avon Rubber plc (United Kingdom)	$4,531,780

	Air Freight & Logistics 0.5%
6,586	FedEx Corp.	999,623

	Alternative Carriers 2.0%
765,440	Gamma Communications plc (United Kingdom)	3,899,689

	Asset Management & Custody Banks 0.9%
4,955	Ameriprise Financial, Inc.	445,207
25,188	NorthStar Asset Management Group, Inc.	257,170
488,300	Tarpon Investimentos S.A. (Brazil)	1,003,309

		1,705,686

	Auto Parts & Equipment 0.1%
1,780	Brembo S.p.A. (Italy)	97,628

	Automobile Manufacturers 0.3%
2,698	Tesla Motors, Inc.*	572,731

	Automotive Retail 1.6%
103,711	Mekonomen AB (Sweden)	2,229,330
29,558	Penske Automotive Group, Inc.	929,895

		3,159,225

	Biotechnology 3.4%
347,294	Abcam plc (United Kingdom)	3,556,448
170,850	Bioventix plc (United Kingdom)	2,176,074
12,800	Myriad Genetics, Inc.*	391,680
41,655	OPKO Health, Inc.*	389,058

		6,513,260

	Broadcasting 1.3%
33,785	CBS Corp., Class B††	1,839,256
24,045	Discovery Communications, Inc., Class A*	606,655

		2,445,911

	Cable & Satellite 2.0%
59,365	Comcast Corp., Class A	3,870,004

	Communications Equipment 0.9%
52,949	EVS Broadcast Equipment S.A. (Belgium)	1,700,477

	Consumer Finance 2.2%
9,600	Capital One Financial Corp.	609,696
13,803	Discover Financial Services	739,703
28,585	Encore Capital Group, Inc.*	672,605
32,660	PRA Group, Inc.*	788,412
224,000	SLM Corp.*	1,384,320

		4,194,736

	Data Processing & Outsourced Services 1.3%
9,850	MasterCard, Inc., Class A	867,391
46,209	Net 1 UEPS Technologies, Inc.*	461,628
14,575	Visa, Inc., Class A	1,081,028

		2,410,047

	Diversified Support Services 0.3%
471,005	Blue Label Telecoms Ltd. (South Africa)	589,873

WASATCH WORLD INNOVATORS FUND (WAGTX / WIGTX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Drug Retail 0.1%
2,200	Walgreens Boots Alliance, Inc.	$183,194

	Education Services 0.9%
230,100	Kroton Educacional S.A. (Brazil)	974,226
11,024	TAL Education Group ADR* (China)	684,149

		1,658,375

	Electronic Equipment & Instruments 3.4%
39,342	Barco N.V. (Belgium)	2,555,223
130,767	Evertz Technologies Ltd. (Canada)	1,844,628
30,930	Kapsch TrafficCom AG (Austria)	1,154,551
1,500	KEYENCE Corp. (Japan)	1,023,889

		6,578,291

	Fertilizers & Agricultural Chemicals 0.3%
6,400	Monsanto Co.	661,824

	Food Retail 3.6%
822,440	Majestic Wine plc* (United Kingdom)	4,330,382
85,731	Sprouts Farmers Market, Inc.*	1,963,240
25,025	Village Super Market, Inc., Class A	722,972

		7,016,594

	Footwear 2.1%
72,286	NIKE, Inc., Class B	3,990,187

	Health Care Distributors 0.7%
38,577	Dvx, Inc. (Japan)	427,302
5,217	McKesson Corp.	973,753

		1,401,055

	Health Care Equipment 5.7%
21,817	BioMerieux (France)	2,943,409
105,190	DiaSorin S.p.A. (Italy)	6,404,858
27,844	LivaNova plc*	1,398,604
24,559	Techno Medica Co. Ltd. (Japan)	356,869

		11,103,740

	Health Care Services 3.6%
33,635	BML, Inc. (Japan)	1,541,179
66,669	Quest Diagnostics, Inc.	5,427,523

		6,968,702

	Health Care Supplies 2.5%
1,522,952	Advanced Medical Solutions Group plc (United Kingdom)	3,929,876
583,467	Tristel plc (United Kingdom)	826,149

		4,756,025

	Health Care Technology 1.9%
35,756	Computer Programs and Systems, Inc.	1,427,379
34,786	Nexus AG (Germany)	659,479
40,270	Software Service, Inc. (Japan)	1,667,321

		3,754,179

	Home Entertainment Software 3.7%
187,669	Take-Two Interactive Software, Inc.* ††	7,116,409

	Hypermarkets & Super Centers 3.5%
43,579	Costco Wholesale Corp.	6,843,646

	Industrial Machinery 0.3%
143,570	Porvair plc (United Kingdom)	664,951

WASATCH WORLD INNOVATORS FUND (WAGTX / WIGTX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Internet Retail 7.4%
6,348	Amazon.com, Inc.* ††	$4,542,756
896,226	AO World plc* (United Kingdom)	1,660,365
289,051	Banzai S.p.A.* (Italy)	1,047,007
86,927	Lastminute.com N.V.* (Switzerland)	994,263
11,693	Netflix, Inc.*	1,069,676
167,332	Oisix, Inc.* (Japan)	3,308,504
1,040	Priceline Group, Inc. (The)*	1,298,346
62,224	Sportamore AB* (Sweden)	415,321

		14,336,238

	Internet Software & Services 3.4%
12,300	Alibaba Group Holding Ltd. ADR* (China)	978,219
3,692	Alphabet, Inc., Class A* ††	2,597,433
284,530	NetGem S.A. (France)	600,488
47,288	Tucows, Inc., Class A*	1,151,935
73,381	Twitter, Inc.*	1,240,873

		6,568,948

	IT Consulting & Other Services 1.8%
62,287	Cognizant Technology Solutions Corp., Class A*	3,565,308

	Leisure Products 3.3%
123,095	Escalade, Inc.	1,260,493
324,404	Performance Sports Group Ltd.* (Canada)	973,212
2,333,868	Photo-Me International plc (United Kingdom)	4,215,674

		6,449,379

	Life Sciences Tools & Services 2.1%
25,989	Tecan Group AG (Switzerland)	4,042,771

	Movies & Entertainment 0.6%
38,772	CTS Eventim AG & Co KGaA (Germany)	1,180,114

	Multi-Utilities 0.3%
43,611	Telecom Plus plc (United Kingdom)	601,342

	Office Services & Supplies 1.1%
70,151	Herman Miller, Inc.	2,096,813

	Oil & Gas Refining & Marketing 0.4%
14,891	World Fuel Services Corp.	707,174

	Personal Products 0.9%
18,917	Herbalife Ltd.*	1,107,212
71,671	Sarantis S.A. (Greece)	668,487

		1,775,699

	Pharmaceuticals 1.0%
15,900	Novo Nordisk A/S, Class B (Denmark)	852,457
3,200	Roche Holding AG (Switzerland)	842,087
11,763	Valeant Pharmaceuticals International, Inc.* (Canada)	236,907

		1,931,451

	Real Estate Services 0.3%
6,228	Jones Lang LaSalle, Inc.	606,919

	Regional Banks 0.1%
9,500	Metro Bank plc* (United Kingdom)	227,290

	Semiconductors 1.7%
91,693	ARM Holdings plc (United Kingdom)	1,384,473
8,261	Microchip Technology, Inc.	419,328
296,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,491,750

		3,295,551

	Specialty Stores 3.9%
157,156	Barnes & Noble, Inc.	1,783,721
232,111	Container Store Group, Inc. (The)*	1,241,794
88,729	Fenix Outdoor International AG (Switzerland)	4,546,595

		7,572,110

WASATCH WORLD INNOVATORS FUND (WAGTX / WIGTX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Shares		Value

	Systems Software 0.4%
10,666	Check Point Software Technologies Ltd.* (Israel)	$849,867

	Technology Hardware, Storage & Peripherals 0.2%
101,508	Asetek A/S* (Norway)	285,762

	Thrifts & Mortgage Finance 0.2%
27,577	PennyMac Financial Services, Inc., Class A*	344,437

	Total Common Stocks (cost $144,368,344)	155,825,015

	LIMITED PARTNERSHIP INTEREST 0.1%

	Asset Management & Custody Banks 0.1%
	Greenspring Global Partners II-B, L.P.* *** †	273,451

	Total Limited Partnership Interest (cost $290,850)	273,451

Principal Amount		Value
	SHORT-TERM INVESTMENTS 17.0%

	Repurchase Agreement 17.0%
$ 32,913,579	Repurchase Agreement dated 6/30/16, 0.03% due 7/1/16 with State Street Bank and Trust Co. collateralized by $31,900,000 of United States Treasury Notes 2.125% due 12/31/22; value: $33,574,750; repurchase proceeds: $32,913,607†† (cost $32,913,579)	$32,913,579

	Total Short-Term Investments (cost $32,913,579)	32,913,579

	Total Investments (cost $177,572,773) 97.6%§	189,012,045
	Other Assets less Liabilities 2.4%	4,633,074

	NET ASSETS 100.0%	$193,645,119

Contracts		Net Unrealized Depreciation
	FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS LONG (1.0%)
13,500,000 EUR	USD, State Street Bank and Trust Co., settlement date 7/6/16, (cost $15,332,220, value $14,917,331)	$(414,889)
14,000,000 GBP	USD, State Street Bank and Trust Co., settlement date 7/6/16, (cost $19,953,640, value $18,526,269)	(1,427,371)

	Total Forward Foreign Currency Exchange Contracts Long (cost $35,285,860 value $33,443,600)	(1,842,260)

WASATCH WORLD INNOVATORS FUND (WAGTX / WIGTX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Contracts		Net Unrealized Appreciation
	FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS SHORT 1.8%
13,500,000 EUR	EUR, State Street Bank and Trust Co., settlement date 7/6/16, (cost $15,426,585, value $14,917,332)	$509,253
28,000,000 GBP	GBP, State Street Bank and Trust Co., settlement date 7/6/16, (cost $39,979,520, value $37,052,537)	2,926,983

	Total Forward Foreign Currency Exchange Contracts Short (cost $55,406,105 value $51,969,869)	3,436,236

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

††All or a portion of this security has been designated as collateral for forward foreign currency exchange contracts and purchase commitments (see Note 4 and Note 8, respectively).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 21.64%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2016, Wasatch World Innovators Fund’s investments, excluding short-term investments and forward foreign currency exchange contracts, were in the following countries:

COUNTRY	%
Austria	0.7
Belgium	2.7
Brazil	1.3
Canada	2.0
China	1.1
Denmark	0.5
France	2.3
Germany	1.2
Greece	0.4
Israel	0.5
Italy	4.8
Japan	5.3
Norway	0.2
South Africa	0.4
Sweden	1.7
Switzerland	6.7
Taiwan	1.0
United Kingdom	20.5
United States	46.7

Total	100.0%

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments

June 30, 2016 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES 9.3%
$1,000,000	Avis Budget Rental Car Funding AESOP, LLC, 2.50%, 7/20/21, Series 2015-1A, Class A	$1,013,527
500,000	Avis Budget Rental Car Funding AESOP, LLC, 2.63%, 12/20/21, Series 2015-2A, Class A	508,932
1,500,000	Citibank Credit Card Issuance Trust, 5.65%, 9/20/19, Series 2007-A8, Class A8	1,585,779
412,037	Cronos Containers Program I Ltd., 3.27%, 11/18/29, Series 2014-2A, Class A (Bermuda)	394,393
493,750	DB Master Finance, LLC 2015-1, 3.262%, 2/20/45, Series 2015-1A, Class A2I	498,342
675,000	Element Rail Leasing II, LLC, 3.585%, 2/19/45, Series 2015-1A, Class A2	649,671
500,000	Exeter Automobile Receivables Trust, 3.59%, 8/16/21, Series 2015-3A, Class B	502,488
1,250,000	GE Capital Credit Card Master Note Trust, 2.22%, 1/15/22, Series 2012-2, Class A	1,273,695
744,375	Wendys Funding LLC, 3.371%, 6/15/45, Series 2015-1A, Class A2I	748,469
585,000	World Financial Network Credit Card Master Trust, 1.76%, 5/17/21, Series 2012-B, Class A	588,718
1,400,000	World Financial Network Credit Card Master Trust, 3.14%, 1/17/23, Series 2012-A, Class A	1,467,576

	Total Asset-Backed Securities (cost $9,228,765)	9,231,590

	COLLATERALIZED MORTGAGE OBLIGATIONS 16.3%
279,595	Federal Home Loan Mortgage Corp., 1.50%, 9/15/22, Series 3760, Class BA	283,518
520,804	Federal Home Loan Mortgage Corp., 1.50%, 7/15/23, Series 4221, Class HJ	525,898
28,665	Federal Home Loan Mortgage Corp., 1.50%, 4/15/24, Series 3780, Class TA	28,879
52,669	Federal Home Loan Mortgage Corp., 2.621%, 12/1/32, Series 847527†††	55,976
11,756	Federal Home Loan Mortgage Corp., 2.65%, 8/1/33, Series 847281†††	12,210
55,316	Federal Home Loan Mortgage Corp., 2.836%, 5/1/31, Series 847292†††	58,387
137,311	Federal Home Loan Mortgage Corp., 2.954%, 1/1/25, Series 775629†††	140,764
85,672	Federal Home Loan Mortgage Corp., 3.067%, 5/1/25, Series 775617†††	89,036
339,928	Federal Home Loan Mortgage Corp., 3.50%, 6/15/25, Series 4057, Class VB	366,994
474,255	Federal Home Loan Mortgage Corp., 3.50%, 2/1/33, Series C91620	508,260
443,889	Federal Home Loan Mortgage Corp., 3.50%, 9/1/40, Series A93792	468,481
710,000	Federal Home Loan Mortgage Corp., 3.50%, 7/15/45, Series 4495, Class JC	727,054
373,799	Federal Home Loan Mortgage Corp., 4.00%, 11/15/38, Series 3740, Class AB	394,570
133,161	Federal Home Loan Mortgage Corp., 5.50%, 8/1/29, Series C46102	150,082
324,377	Federal Home Loan Mortgage Corp., 10.516%, 8/15/43, Series 4238, Class SY†††	369,006
225,154	Federal National Mortgage Assoc., 2.204%, 12/1/35, Series 848390†††	234,783
357,069	Federal National Mortgage Assoc., 2.228%, 1/1/35, Series 825245†††	377,586
47,236	Federal National Mortgage Assoc., 2.369%, 2/1/21, Series 313380†††	47,905
1,000,000	Federal National Mortgage Assoc., 2.42%, 4/1/22, Series AM8263	1,042,887
899,736	Federal National Mortgage Assoc., 3.00%, 1/1/28, Series AB7546	949,225
1,342,996	Federal National Mortgage Assoc., 3.50%, 6/1/32, Series AL2525	1,442,662
817,660	Federal National Mortgage Assoc., 3.50%, 5/1/33, Series AB9412	871,008
750,000	Federal National Mortgage Assoc., 3.50%, 4/25/42, Series 2015-56, Class ME	791,038
484,015	Federal National Mortgage Assoc., 3.50%, 10/1/42, Series MA1209	503,370
86,067	Federal National Mortgage Assoc., 3.875%, 1/25/39, Series 2009-2, Class WJ	91,660
512,000	Federal National Mortgage Assoc., 4.00%, 9/25/33, Series 2014-67, Class VK	584,218
308,111	Federal National Mortgage Assoc., 4.00%, 2/1/42, Series MA0988	323,069
39,257	Federal National Mortgage Assoc., 4.078%, 7/1/19, Series 070377†††	40,546
765,719	Federal National Mortgage Assoc., 4.55%, 10/1/33, Series 386320	765,210
151,054	Federal National Mortgage Assoc., 5.50%, 5/25/23, Series 2003-42, Class EK	167,583
142,897	Federal National Mortgage Assoc., 7.687%, 11/25/44, Series 2014-73, Class US†††	143,632
128,120	Government National Mortgage Assoc., 2.375%, 7/20/34, Series 80987†††	131,892
202,194	Government National Mortgage Assoc., 3.00%, 8/20/38, Series 2010-47, Class CG	206,658
96,976	Government National Mortgage Assoc., 3.00%, 12/20/38, Series 2010-89, Class PA	97,579
420,062	Government National Mortgage Assoc., 3.00%, 5/20/39, Series 2010-68, Class YE	435,812
486,345	Government National Mortgage Assoc., 3.50%, 7/20/40, Series 2012-10, Class LA	513,336
300,000	Government National Mortgage Assoc., 3.674%, 10/16/43, Series 2010-140, Class C†††	313,508
7,154	Government National Mortgage Assoc., 4.00%, 6/20/38, Series 2009-69, Class WC	7,158
287,941	Government National Mortgage Assoc., 4.00%, 9/20/38, Series 2009-108, Class WG	299,862
282,541	Government National Mortgage Assoc., 4.00%, 4/16/39, Series 2009-110, Class AB	303,388
245,092	Government National Mortgage Assoc., 4.00%, 8/20/39, Series 2009-69, Class PV	265,044
256,650	Government National Mortgage Assoc., 4.50%, 3/20/39, Series 2009-14, Class AG	280,501

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Principal Amount		Value
$ 162,110	Government National Mortgage Assoc., 5.00%, 7/20/34, Series 2004-105, Class MC	$166,890
34,277	Government National Mortgage Assoc., 5.00%, 8/20/39, Series 004513	36,795
324,372	Government National Mortgage Assoc., 7.248%, 1/20/44, Series 2015-82, Class SA, INV FL†††	334,974
218,326	Government National Mortgage Assoc., 7.804%, 4/20/45, Series 2015-53, Class US, INV FL†††	222,044

	Total Collateralized Mortgage Obligations (cost $15,803,323)	16,170,938

	COMMERCIAL MORTGAGE-BACKED SECURITIES 4.7%
943,850	Banc of America Commercial Mortgage Trust, 5.79%, 4/10/49, Series 2007-2, Class A4†††	951,318
95,379	DBUBS 2011-LC3 Mortgage Trust, 3.642%, 8/10/44, Series 2011-LC3A, Class A2	95,348
695,810	JP Morgan Chase Commercial Mortgage Securities Trust, 5.42%, 1/15/49, Series 2007-LDPX, Class A3	706,237
952,631	LB-UBS Commercial Mortgage Trust, 5.858%, 7/15/40, Series 2007-C6, Class A4†††	974,896
218,502	Morgan Stanley Capital I Trust, 5.319%, 12/15/43, Series 2006-IQ12, Class A1A	220,007
141,102	Morgan Stanley Capital I Trust, 5.332%, 12/15/43, Series 2006-IQ12, Class A4	141,470
200,000	RBSCF Trust, 5.692%, 4/16/49, Series 2010-RR4, Class MSCA†††	202,014
317,554	RBSCF Trust, 6.147%, 2/16/51, Series 2010-RR3, Class WBTA†††	318,609
531,155	Wachovia Bank Commercial Mortgage Trust Series, 5.308%, 11/15/48, Series 2006-C29, Class A4	533,431
500,000	WaMu Commercial Mortgage Securities Trust, 5.972%, 3/23/45, Series 2007-SL3, Class AJ†††	501,610

	Total Commercial Mortgage-Backed Securities (cost $4,741,648)	4,644,940

	CORPORATE BONDS 44.9%

	Air Freight & Logistics 0.7%
620,000	United Parcel Service, Inc., 5.50%, 1/15/18	663,563

	Automobile Manufacturers 0.5%
500,000	Toyota Motor Credit Corp., 2.00%, 10/24/18 MTN	509,713

	Beverages-Non-alcoholic 1.3%
500,000	PepsiAmericas, Inc., 5.00%, 5/15/17	517,822
750,000	PepsiCo, Inc., 5.00%, 6/1/18	807,401

		1,325,223

	Construction Machinery & Heavy Trucks 1.6%
500,000	Caterpillar Financial Services Corp., 5.85%, 9/1/17 MTN	527,105
1,000,000	John Deere Capital Corp., 2.25%, 4/17/19	1,027,648

		1,554,753

	Consumer Finance 1.0%
1,000,000	American Express Credit Corp., 2.25%, 8/15/19 MTN	1,020,818

	Cosmetics & Toiletries 0.4%
313,872	Procter & Gamble - ESOP, 9.36%, 1/1/21, Series A	379,564

	Diversified Banks 4.3%
500,000	Bank of America Corp., 3.75%, 7/12/16, Series 1	500,240
500,000	Bank of America Corp., 5.875%, 1/5/21	573,585
500,000	HSBC Holdings plc, 5.10%, 4/5/21 (United Kingdom)	551,702
600,000	RBC USA Holdco Corp., 5.25%, 9/15/20	677,049
1,125,000	US Bancorp, 3.00%, 3/15/22 MTN	1,196,551
700,000	Wachovia Corp., 5.75%, 2/1/18 MTN	749,162

		4,248,289

	Diversified Financial Services 5.2%
750,000	Franklin Resources, Inc., 4.625%, 5/20/20	831,046
1,000,000	General Electric Co., 4.65%, 10/17/21 MTN	1,145,173
1,350,000	General Electric Co., 5.40%, 2/15/17 MTN	1,387,309
1,000,000	General Electric Co., 5.625%, 5/1/18 MTN	1,084,102
750,000	New York Life Global Funding, 2.15%, 6/18/19	768,285

		5,215,915

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Principal Amount		Value
	E-Commerce/Products 0.5%
$500,000	Alibaba Group Holding Ltd., 3.125%, 11/28/21 (Cayman Islands)	$511,327

	Electric Utilities 1.1%
1,000,000	Integrys Holding, Inc., 4.17%, 11/1/20	1,099,338

	Electric-Integrated 0.7%
700,000	PSEG Power, LLC, 4.15%, 9/15/21	747,291

	Enterprise Software & Services 2.4%
1,000,000	CA, Inc., 5.375%, 12/1/19	1,098,942
1,250,000	Oracle Corp., 2.50%, 10/15/22	1,279,432

		2,378,374

	Finance-Credit Card 1.0%
975,000	American Express Co., 6.15%, 8/28/17	1,028,923

	Health Care Facilities 0.8%
750,000	Express Scripts Holding Co., 3.90%, 2/15/22	803,757

	Insurance 1.4%
750,000	Aspen Insurance Holdings Ltd., 4.65%, 11/15/23 (Bermuda)	817,003
560,000	Jackson National Life Global Funding, 4.70%, 6/1/18	593,595

		1,410,598

	Integrated Telecommunication Services 1.8%
750,000	AT&T, Inc., 5.20%, 3/15/20	839,051
870,000	AT&T, Inc., 5.50%, 2/1/18	925,994

		1,765,045

	Investment Banking & Brokerage 3.3%
1,250,000	JPMorgan Chase & Co., 3.25%, 9/23/22	1,306,781
1,750,000	Morgan Stanley, 5.50%, 7/24/20 MTN	1,963,701

		3,270,482

	Medical-Health Maintenance Organizations 1.0%
1,000,000	Coventry Health Care, Inc., 5.95%, 3/15/17	1,033,375

	Movies & Entertainment 0.4%
350,000	Walt Disney Co. (The), 6.00%, 7/17/17, Series C MTN	368,107

	Multimedia 0.9%
800,000	NBCUniversal Media, LLC, 5.15%, 4/30/20	906,765

	Office Furnishings 0.6%
500,000	Steelcase, Inc., 6.375%, 2/15/21	570,290

	Oil Companies-Integrated 1.3%
1,200,000	Phillips 66, 4.30%, 4/1/22	1,310,633

	Pharmaceuticals 2.4%
745,000	AstraZeneca plc, 5.90%, 9/15/17 (United Kingdom)	787,205
725,000	Pharmacia LLC, 6.50%, 12/1/18	816,320
575,000	Pharmacia LLC, 6.75%, 12/15/27	775,022

		2,378,547

	Property & Casualty Insurance 1.2%
1,000,000	CNA Financial Corp., 7.35%, 11/15/19	1,154,759

	Railroads 1.1%
1,000,000	Union Pacific Corp., 5.70%, 8/15/18	1,094,881

	Regional Banks 3.3%
1,500,000	BB&T Corp., 2.15%, 3/22/17 MTN	1,511,692
1,200,000	Fifth Third Bancorp, 5.45%, 1/15/17	1,226,718
500,000	SunTrust Banks, Inc., 3.50%, 1/20/17	505,568

		3,243,978

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Principal Amount		Value
	Semiconductor Equipment 0.8%
$ 700,000	Applied Materials, Inc., 4.30%, 6/15/21	$781,882

	Specialty Chemicals 1.4%
1,150,000	Lubrizol Corp., 8.875%, 2/1/19	1,369,893

	Steel 1.1%
1,000,000	Nucor Corp., 5.75%, 12/1/17	1,053,411

	Super-Regional Banks-U.S. 1.4%
1,250,000	Wells Fargo & Co., 4.125%, 8/15/23	1,345,749

	Total Corporate Bonds (cost $43,575,319)	44,545,243

	MUNICIPAL BONDS 6.5%
650,000	Arizona State Transportation Board Highway Revenue, 5.00%, 7/1/23	650,000
730,000	City of Dublin, Ohio, 5.00%, 12/1/22, Series B	856,144
695,000	City of Westminster, Colorado, 2.415%, 12/1/19, Series B	711,819
500,000	Columbus-Franklin County Finance Authority, 3.00%, 8/15/21	529,910
516,618	Minnesota Housing Finance Agency, 2.70%, 9/1/41	524,341
270,000	New Hampshire Housing Finance Authority, 3.469%, 7/1/23, Series B	287,118
415,000	Richmond Joint Powers Financing Authority, 8.25%, 7/1/19, Class B	458,243
500,000	State of Louisiana, 5.00%, 7/15/26, Series C	609,790
1,100,000	State of New York Mortgage Agency, 3.653%, 4/1/23	1,162,975
250,000	State of New York Mortgage Agency, 3.869%, 10/1/25	264,085
310,000	Township of Robbinsville, 4.00%, 7/15/23, Series B	351,221

	Total Municipal Bonds (cost $6,179,046)	6,405,646

Shares		Value
	EXCHANGE-TRADED FUNDS 0.9%

	Asset Management & Custody Banks 0.9%
9,000	iShares S&P U.S. Preferred Stock Index Fund ETF	$359,010
25,000	VanEck Vectors Pharmaceutical ETF	522,500

		881,510

	Total Exchange-Traded Funds (cost $881,693)	881,510

Principal Amount		Value
	U.S. GOVERNMENT AGENCY SECURITIES 5.0%
$ 500,000	Federal Farm Credit Banks, 1.54%, 12/14/20	$501,539
1,050,000	Federal Farm Credit Banks, 2.60%, 10/6/22	1,111,285
1,000,000	Federal Farm Credit Banks, 2.80%, 9/8/23	1,002,227
361,872	New Valley Generation IV, 4.687%, 1/15/22	395,703
800,000	Tennessee Valley Authority, 3.875%, 2/15/21	897,454
1,000,000	Tennessee Valley Authority, 6.25%, 12/15/17, Series E	1,078,742

	Total U.S. Government Agency Securities (cost $4,855,628)	4,986,950

	U.S. TREASURY NOTES 10.7%
500,000	U.S. Treasury Note, 2.625%, 8/15/20	534,531
1,750,000	U.S. Treasury Note, 3.125%, 5/15/21	1,925,341
2,000,000	U.S. Treasury Note, 3.25%, 12/31/16	2,028,188

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Principal Amount		Value
$4,100,000	U.S. Treasury Note, 3.625%, 8/15/19	$4,465,478
1,500,000	U.S. Treasury Note, 3.625%, 2/15/20	1,650,587

	Total U.S. Treasury Notes (cost $10,376,800)	10,604,125

Shares		Value
	PREFERRED STOCKS 1.2%

	Consumer Finance 0.3%
12,000	Capital One Financial Corp., 6.70%, Series D Pfd.§§§	$339,600

	Diversified Banks 0.9%
20,000	Bank of America Corp., 6.625%, Series W Pfd.§§§	548,000
12,000	Citigroup, Inc., 6.875%, Series L Pfd.§§§	333,120

		881,120

	Total Preferred Stocks (cost $1,145,092)	1,220,720

	Total Investments (cost $96,787,314) 99.5%	98,691,662
	Other Assets less Liabilities 0.5%	453,532

	NET ASSETS 100.0%	$99,145,194

††† Variable rate securities.

§§§Perpetual maturity. Callable any time after first call date. Maturity date is next call date.

ESOP Employee Stock Ownership Plan.

ETF Exchange-Traded Fund.

MTN Medium Term Note.

See Notes to Schedules of Investments.

At June 30, 2016, Wasatch-1st Source Income Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Bermuda	1.2
Cayman Islands	0.5
United Kingdom	1.4
United States	96.9

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX) – Schedule of Investments

June 30, 2016 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 98.7%
$154,000,000	U.S. Treasury Bond, 2.50%, 2/15/45	$160,334,482
18,500,000	U.S. Treasury Bond, 2.50%, 5/15/46	19,278,295
3,000,000	U.S. Treasury Bond, 2.875%, 5/15/43	3,373,476
86,700,000	U.S. Treasury Bond, 2.875%, 8/15/45	97,354,650
7,000,000	U.S. Treasury Bond, 3.00%, 5/15/45	8,045,898
28,000,000	U.S. Treasury Bond, 3.125%, 8/15/44	32,959,052
18,100,000	U.S. Treasury Bond, 3.75%, 11/15/43	23,880,688
86,000,000	U.S. Treasury Strip, principal only, 5/15/44	43,958,470
168,700,000	U.S. Treasury Strip, principal only, 8/15/45	82,577,806

	Total U.S. Government Obligations (cost $425,663,751)	471,762,817

	SHORT-TERM INVESTMENTS 1.3%

	Repurchase Agreement 1.3%
6,143,457	Repurchase Agreement dated 6/30/16, 0.03% due 7/1/16 with State Street Bank and Trust Co. collateralized by $5,955,000 of United States Treasury Notes 2.125% due 12/31/22; value: $6,267,638; repurchase proceeds: $6,143,463 (cost $6,143,457)	6,143,457

	Total Short-Term Investments (cost $6,143,457)	6,143,457

	Total Investments (cost $431,807,208) 100.0%	477,906,274
	Other Assets less Liabilities <0.1%	237,111

	NET ASSETS 100.0%	$478,143,385

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2016 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 19 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund, Large Cap Value Fund, Long/Short Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Income Fund, Ultra Growth Fund, World Innovators Fund, Wasatch-1st Source Income Fund (“Income Fund”) (sub-advised), and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each diversified funds. Each Fund maintains its own investment objective(s).

On November 9, 2011, the Trust re-designated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently 13 funds offer Institutional Class shares: Core Growth Fund, Large Cap Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012, Emerging Markets Select Fund and Long/Short Fund, which commenced operations on December 13, 2012 and Emerging India Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund, Small Cap Growth Fund and World Innovators Fund, which commenced operations on February 1, 2016. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the “Advisor” or “Wasatch”) as investment advisor.

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, International Growth, International Opportunities, Large Cap Value, Long/Short, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Strategic Income, Ultra Growth and World Innovators Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at June 30, 2016. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 9.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 2:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions; such distributions are recorded as a reduction to cost of the related security or as realized gain or loss.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2016 (UNAUDITED)

SECURITIES AND OTHER INVESTMENTS (continued)

Short Sales – The Long/Short Fund and to a lesser extent the other Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Participation Notes – The Frontier Emerging Small Countries and the Global Opportunities Funds may invest in Participation Notes (P-Notes). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets where direct investment is not allowed, such as Saudi Arabia. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

Unfunded Commitments – The Equity Funds may participate in unfunded loan commitments. Pursuant to the terms of a Convertible Note Purchase Agreement, the Micro Cap Value and Ultra Growth Funds held unfunded loan commitments at the end of the period. The Funds are obligated to fund these loan commitments at the borrower’s discretion. The Funds reserve against such contingent obligations by segregating cash and/or other liquid assets. As of June 30, 2016, the total amount of unfunded commitments for each Fund was as follows:

	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
Acetylon Pharmaceuticals, Inc. Convertible Promissory Note (structured as a Line of Credit), 12.00%, 12-31-17	$500,000	$—

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts.

Options Transactions – The Equity Funds and the Income Fund may buy and sell put and call options and write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a fund pays a premium

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2016 (UNAUDITED)

Options Transactions (continued)

whether or not the option is exercised. A fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Possible losses from uncovered written options may be unlimited. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Options written activity during the period ended June 30, 2016 was as follows:

	Options Outstanding at 9/30/2015	Written	Closed	Exercised	Expired	Options Outstanding at 6/30/2016
Large Cap Value Fund
Premium amount	$—	$110,723	$—	$(23,849)	$(73,549)	$13,325
Number of contracts	—	900	—	(200)	(600)	100

5. FEDERAL INCOME TAX INFORMATION

As of June 30, 2016 the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund	Global Opportunities Fund	International Growth Fund
Cost	$919,262,772	$55,022,162	$34,545,596	$656,173,804	$633,541,561	$126,578,004	$1,071,101,582

Gross appreciation	$355,471,822	$17,191,026	$5,582,525	$186,405,235	$114,789,671	$33,679,911	$399,640,823
Gross (depreciation)	(55,963,397)	(1,993,328)	(2,280,403)	(39,064,620)	(80,285,324)	(8,737,869)	(70,931,032)

Net appreciation	$299,508,425	$15,197,698	$3,302,122	$147,340,615	$34,504,347	$24,942,042	$328,709,791

	International Opportunities Fund	Large Cap Value Fund	Long/Short Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Cost	$490,053,977	$171,284,640	$198,535,079	$184,400,984	$133,650,696	$1,377,530,691	$228,656,466

Gross appreciation	$116,951,725	$32,744,943	$38,764,089	$93,593,145	$34,316,985	$563,144,229	$63,889,306
Gross (depreciation)	(26,432,706)	(5,223,003)	(52,077,789)	(14,838,734)	(3,645,882)	(135,518,007)	(14,445,194)

Net appreciation	$90,519,019	$27,521,940	$(13,313,700)	$78,754,411	$30,671,103	$427,626,222	$49,444,112

	Strategic Income Fund	Ultra Growth Fund	World Innovators Fund	Income Fund	U.S. Treasury Fund
Cost	$55,298,030	$77,901,292	$178,931,486	$96,787,327	$431,807,208

Gross appreciation	$5,907,730	$22,715,891	$17,496,330	$2,097,374	$46,099,066
Gross (depreciation)	(2,972,442)	(8,126,721)	(7,415,771)	(193,039)	—

Net appreciation	$2,935,288	$14,589,170	$10,080,559	$1,904,335	$46,099,066

The difference between book-basis and tax-basis unrealized gains are primarily attributable to the tax deferral of losses on wash sales, unrealized appreciation on passive foreign investment companies and other temporary tax adjustments.

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2016 (UNAUDITED)

6. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended June 30, 2016 with an “affiliated company” as so defined:

	Share Activity				Dividends Credited to Income for the	Gain (Loss) Realized on Sale of Shares for the
	Balance 9/30/2015	Purchases/ Additions	Sales/ Reductions	Balance 6/30/2016	period ended 6/30/2016	period ended 6/30/2016
Frontier Emerging Small Countries Fund
Akzo Nobel Pakistan Ltd.	3,698,992	—	3,698,992	—	$191,832	$(6,365,524)
Chevron Lubricants Lanka plc*	6,300,185	5,990,614	1,633,969	10,656,830	1,072,198	(733,541)
Tokyo Cement Co. Lanka plc	11,548,669	—	11,548,669	—	—	(2,246,827)

Long/Short Fund
Bill Barrett Corp.*	5,653,316	—	4,943,608	709,708	$—	$(48,203,938)

Small Cap Growth Fund
Argos Therapeutics, Inc.*	1,162,454	39,337	79,289	1,122,502	$—	$197,599
Blue Nile, Inc.	828,553	—	—	828,553	579,987	—
Chefs’ Warehouse, Inc. (The)	1,897,093	—	—	1,897,093	—	—
Papa Murphy’s Holdings, Inc.	883,565	159,203	—	1,042,768	—	—

*	This security was deemed to no longer meet the criteria of an affiliated company at the reporting date.

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2016 (UNAUDITED)

7. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At June 30, 2016, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Cost	Fair Value	Value as Percent of Net Assets
Core Growth Fund
DocuSign, Inc., Series F Pfd.	Preferred Stock	4/30/15	$4,000,004	$2,962,330	0.24%

Emerging India Fund
Quess Corp. Ltd.	Common Stock	6/28/16	$1,472,171	$1,402,725	2.02%

Micro Cap Fund
Argos Therapeutics, Inc.	PIPE	3/14/16	$80,250	$91,950	0.04%
Argos Therapeutics, Inc.	PIPE	6/22/16	120,375	121,374	0.05%
Argos Therapeutics, Inc	Warrant	6/22/16	2,109	11,583	0.01%
			$202,734	$224,907	0.10%

Micro Cap Value Fund
Acetylon Pharmaceuticals, Inc., Series B Pfd.	Preferred Stock	2/3/11 - 5/25/12	$499,999	$1,801,050	1.06%
Synergetics USA, Inc.	Rights	10/14/15	71,250	37,500	0.02%
Vertex Energy, Inc.	Warrant	6/22/15	95,000	47,500	0.03%
Vertex Energy, Inc., Pfd. Series B	Convertible Preferred Stock	6/22/15 - 4/13/16	1,527,407	1,390,821	0.82%
			$2,193,656	$3,276,871	1.93%

Small Cap Growth Fund
Argos Therapeutics, Inc.	PIPE	3/14/16	$280,608	$321,519	0.02%
Argos Therapeutics, Inc.	PIPE	6/22/16	421,045	424,539	0.02%
Argos Therapeutics, Inc	Warrant	6/22/16	7,378	40,514	0.00%
DataStax, Inc., Series E Pfd.	Preferred Stock	8/12/14	8,000,002	6,241,816	0.34%
DocuSign, Inc., Series B Pfd.	Preferred Stock	3/3/14	437,257	470,806	0.03%
DocuSign, Inc., Series B-1 Pfd.	Preferred Stock	3/3/14	130,983	141,032	0.01%
DocuSign, Inc., Series D Pfd.	Preferred Stock	3/3/14	313,930	338,017	0.02%
DocuSign, Inc., Series E Pfd.	Preferred Stock	3/3/14	8,117,819	8,740,669	0.48%
DocuSign, Inc., Series F Pfd.	Preferred Stock	4/30/15	2,999,984	2,221,733	0.12%
Drilling Info Holdings, Inc., Series B Pfd.	Preferred Stock	9/5/13	15,350,001	11,256,047	0.62%
ForeScout Technologies, Inc., Series G	Preferred Stock	11/25/15	6,000,003	6,000,003	0.33%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 7/16/15	2,908,496	2,734,495	0.15%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 11/17/15	1,432,904	1,240,405	0.07%
Nanosys, Inc., Series D Pfd.	Preferred Stock	11/8/05	2,000,000	102,983	0.01%
Nanosys, Inc., Series E Pfd.	Preferred Stock	8/13/10	184,939	98,688	0.01%
			$48,585,349	$40,373,266	2.23%

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2016 (UNAUDITED)

RESTRICTED SECURITIES (continued)

	Security Type	Acquisition Date	Cost	Fair Value	Value as Percent of Net Assets
Strategic Income Fund
Redcorp Ventures Ltd. Series D	Corporate Bonds	7/5/07	$151,993	$381	0.00%
Star Asia Financial Ltd.	Common Stock	2/22/07 - 5/11/15	572,597	498,000	0.85%
			$724,590	$498,381	0.85%

Ultra Growth Fund
Argos Therapeutics, Inc.	PIPE	3/14/16	$39,055	$44,749	0.05%
Argos Therapeutics, Inc.	PIPE	6/22/16	58,583	59,069	0.06%
Argos Therapeutics, Inc	Warrants	6/22/16	1,026	5,636	0.01%
Data Sciences International, Inc., Series B Pfd.	Preferred Stock	1/20/06	399,811	283,432	0.31%
Drilling Info Holdings, Inc., Series B Pfd.	Preferred Stock	9/5/13	1,150,001	843,287	0.91%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 7/16/15	2,617,636	2,461,037	2.67%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 11/17/15	1,432,904	1,240,405	1.34%
Nanosys, Inc., Series D Pfd.	Preferred Stock	11/8/05	500,001	25,746	0.03%
Nanosys, Inc., Series E Pfd.	Preferred Stock	8/13/10	46,235	24,672	0.03%
			$6,245,252	$4,988,033	5.41%

World Innovators Fund
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 7/16/15	$290,850	$273,451	0.14%

8. PURCHASE COMMITMENTS

In September 2003, the Small Cap Growth, Ultra Growth and World Innovators Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners II-B, L.P. The remaining commitment amounts at June 30, 2016 were $50,000, $45,000 and $5,000, respectively.

In December 2005, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners III-B, L.P. The remaining commitment amounts at June 30, 2016 were $45,000 per Fund.

Securities, including Repurchase Agreements, held by the Funds have been designated to meet these purchase commitments as indicated in the Schedules of Investments.

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2016 (UNAUDITED)

9. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Equity Securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on the National Association of Securities Dealer Automated Quotation system (“NASDAQ”), such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. In some instances, particularly on foreign exchanges, an official close or evaluated price may be used if the pricing service is unable to provide the last trade or most recent mean price. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange-traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges, and the securities are categorized in Level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a fund.

Participation Notes – Investments are valued at the market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation.

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2016 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Corporate Debt Securities – Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Short-Term Notes – Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Asset-Backed Securities – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications, new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

U.S. Government Issuers – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most U.S. government bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service.

Restricted Securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated net asset value (NAV) for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on days the NYSE is closed, which could result in differences between the value of a fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the fund for financial reporting purposes.

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2016 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/16
Core Growth Fund
Assets
Common Stocks
	Biotechnology	$35,472,569	$19,543,085	$—	$55,015,654
	Diversified Banks	—	29,580,891	—	29,580,891
	Life Sciences Tools & Services	30,554,954	19,093,398	—	49,648,352
	Specialized Finance	—	4,417,122	—	4,417,122
	Other	999,756,776	—	—	999,756,776
Preferred Stocks		—	—	2,962,330	2,962,330
Short-Term Investments		—	77,390,072	—	77,390,072
		$1,065,784,299	$150,024,568	$2,962,330	$1,218,771,197
Emerging India Fund
Assets
Common Stocks
	Consumer Finance	$1,303,392	$6,521,082	$—	$7,824,474
	Diversified Banks	652,486	2,465,125	—	3,117,611
	Health Care Facilities	—	595,568	272,564	868,132
	Human Resource & Employment Services	—	—	1,402,725	1,402,725
	Internet Retail	2,115,811	—	—	2,115,811
	IT Consulting & Other Services	1,169,814	—	—	1,169,814
	Personal Products	721,814	4,530,227	—	5,252,041
	Specialty Chemicals	32,719	1,150,256	—	1,182,975
	Other	—	44,789,939	—	44,789,939
Corporate Bonds		—	16,223	—	16,223
Short-Term Investments		—	2,480,115	—	2,480,115
		$5,996,036	$62,548,535	$1,675,289	$70,219,860

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2016 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/16
Emerging Markets Select Fund
Assets
Common Stocks
	Airport Services	$2,548,182	$—	$—	$2,548,182
	Consumer Finance	1,381,870	1,685,166	—	3,067,036
	Drug Retail	1,392,534	—	—	1,392,534
	Highways & Railtracks	1,449,612	—	—	1,449,612
	Industrial Machinery	500,533	—	—	500,533
	Internet Software & Services	1,558,483	—	—	1,558,483
	Multi-Line Insurance	736,164	—	—	736,164
	Regional Banks	1,210,868	—	—	1,210,868
	Restaurants	1,115,111	—	—	1,115,111
	Other	—	23,794,586	—	23,794,586
Short-Term Investments		—	474,609	—	474,609
		$11,893,357	$25,954,361	$—	$37,847,718
Emerging Markets Small Cap Fund
Assets
Common Stocks
	Airport Services	$28,723,867	$—	$—	$28,723,867
	Application Software	4,585,493	—	—	4,585,493
	Asset Management & Custody Banks	6,268,405	—	—	6,268,405
	Biotechnology	5,919,154	28,289,860	—	34,209,014
	Consumer Finance	37,023,961	50,367,311	—	87,391,272
	Drug Retail	37,458,106	—	—	37,458,106
	Health Care Facilities	10,057,801	—	1,513,975	11,571,776
	Hypermarkets & Super Centers	4,953	17,101,920	—	17,106,873

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2016 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/16
	Oil & Gas Exploration & Production	$5,435,596	$—	$—	$5,435,596
	Pharmaceuticals	—	28,779,155	16,777	28,795,932
	Property & Casualty Insurance	2,541,321	—	—	2,541,321
	Real Estate Operating Companies	6,855,483	—	—	6,855,483
	Regional Banks	15,020,923	6,390,446	—	21,411,369
	Restaurants	17,464,146	—	—	17,464,146
	Specialty Chemicals	185,640	18,588,892	—	18,774,532
	Other	—	466,052,377	—	466,052,377
Warrants		284,343	—	—	284,343
Preferred Stocks			8,584,514		8,584,514
		$177,829,192	$624,154,475	$1,530,752	$803,514,419
Frontier Emerging Small Countries Fund
Assets
Common Stocks
	Automobile Manufacturers	$3,156,375	$—	$—	$3,156,375
	Brewers	62,488,892	—	—	62,488,892
	Commodity Chemicals	14,341,081	—	—	14,341,081
	Construction Materials	9,549,888	11,892,619	—	21,442,507
	Consumer Finance	15,313,998	—	—	15,313,998
	Diversified Banks	37,925,862	59,247,493	—	97,173,355
	Diversified REITs	4,122,182	—	—	4,122,182
	Health Care Facilities	11,197,633	7,214,950	—	18,412,583
	Household Products	14,718,632	—	—	14,718,632
	Hypermarkets & Super Centers	8,062,927	—	—	8,062,927
	Internet Software & Services	11,095,909	—	—	11,095,909

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2016 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/16
	Life & Health Insurance	$15	$—	$—	$15
	Packaged Foods & Meats	19,919,115	112,285,461	—	132,204,576
	Personal Products	4,918,695	—	—	4,918,695
	Pharmaceuticals	25,212,997	46,420,803	—	71,633,800
	Restaurants	15,543,979	11,187,826	—	26,731,805
	Soft Drinks	5,751,906	9,143,722	—	14,895,628
	Other	—	146,068,743	—	146,068,743
Preferred Stocks		1,264,205	—	—	1,264,205
		$264,584,291	$403,461,617	$—	$668,045,908
Global Opportunities Fund
Assets
Common Stocks
	Advertising	$—	$1,717,678	$—	$1,717,678
	Application Software	9,017,133	1,109,340	—	10,126,473
	Auto Parts & Equipment	951,404	852,277	—	1,803,681
	Biotechnology	3,915,837	4,919,010	—	8,834,847
	Building Products	2,048,083	2,674,644	—	4,722,727
	Consumer Finance	7,747,615	2,933,037	—	10,680,652
	Department Stores	—	2,030,211	—	2,030,211
	Diversified Chemicals	—	1,781,281	—	1,781,281
	Diversified Real Estate Activities	—	4,187,771	—	4,187,771
	Drug Retail	—	4,041,956	—	4,041,956
	Electrical Components & Equipment	—	1,608,783	—	1,608,783
	Fertilizers & Agricultural Chemicals	—	1,034,456	—	1,034,456
	General Merchandise Stores	1,244,848	2,706,832	—	3,951,680
	Health Care Equipment	—	1,469,946	—	1,469,946

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2016 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/16
	Health Care Facilities	$2,082,175	$—	$158,519	$2,240,694
	Health Care Services	—	1,421,820	—	1,421,820
	Health Care Supplies	—	2,930,323	—	2,930,323
	Health Care Technology	—	2,104,586	—	2,104,586
	Industrial Machinery	—	779,252	—	779,252
	Internet Retail	2,448,572	1,155,803	—	3,604,375
	Internet Software & Services	12,164,128	9,126,058	—	21,290,186
	IT Consulting & Other Services	1,992,314	1,178,286	—	3,170,600
	Life Sciences Tools & Services	—	804,230	—	804,230
	Movies & Entertainment	—	1,589,137	—	1,589,137
	Office Services & Supplies	—	964,739	—	964,739
	Packaged Foods & Meats	—	3,740,881	—	3,740,881
	Pharmaceuticals	1,126,673	4,829,524	—	5,956,197
	Restaurants	2,178,350	2,532,714	—	4,711,064
	Semiconductors	1,538,287	1,939,745	—	3,478,032
	Specialized Finance	—	1,078,629	—	1,078,629
	Specialty Chemicals	19,536	1,984,234	—	2,003,770
	Trading Companies & Distributors	—	3,647,558	—	3,647,558
	Other	27,988,554	—	—	27,988,554
Warrants		23,277	—	—	23,277
		$76,486,786	$74,874,741	$158,519	$151,520,046

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2016 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/16
International Growth Fund
Assets
Common Stocks
	Airport Services	$25,281,064	$—	$—	$25,281,064
	Application Software	7,105,819	24,480,421	—	31,586,240
	Auto Parts & Equipment	11,573,961	7,395,607	—	18,969,568
	Consumer Finance	17,131,332	7,173,247	—	24,304,579
	Drug Retail	32,395,629	74,655,283	—	107,050,912
	Forest Products	13,950,565	—	—	13,950,565
	Health Care Facilities	—	—	2,363,550	2,363,550
	Health Care Technology	15,930,422	20,789,591	—	36,720,013
	Highways & Railtracks	14,695,122	—	—	14,695,122
	Oil & Gas Equipment & Services	9,704,658	8,169,714	—	17,874,372
	Property & Casualty Insurance	7,625,918	—	—	7,625,918
	Regional Banks	8,170,712	—	—	8,170,712
	Restaurants	7,906,097	67,585,597	—	75,491,694
	Specialty Chemicals	291,296	61,606,274	—	61,897,570
	Systems Software	10,808,220	—	—	10,808,220
	Trading Companies & Distributors	9,978,009	41,756,111	—	51,734,120
	Other	—	863,405,992	—	863,405,992
Short-Term Investments		—	27,881,162	—	27,881,162
		$192,548,824	$1,204,898,999	$2,363,550	$1,399,811,373
International Opportunities Fund
Assets
Common Stocks
	Aerospace & Defense	$1,406,005	$—	$—	$1,406,005
	Air Freight & Logistics	1,771,624	9,629,781	—	11,401,405
	Application Software	14,723,595	—	—	14,723,595

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2016 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/16
	Asset Management & Custody Banks	$1,838,568	$—	$—	$1,838,568
	Brewers	4,700,060	14,663,796	—	19,363,856
	Commodity Chemicals	2,065,728	38,171,379	—	40,237,107
	Distillers & Vintners	240,243	—	—	240,243
	Drug Retail	2,978,819	6,161,967	—	9,140,786
	Electronic Equipment & Instruments	3,509,390	3,408,582	—	6,917,972
	Food Retail	10,238,380	26,464,852	—	36,703,232
	Health Care Facilities	13,209,796	16,448,930	—	29,658,726
	Health Care Technology	3,662,231	2,072,127	—	5,734,358
	Marine Ports & Services	1,885,311	—	—	1,885,311
	Packaged Foods & Meats	5,089,036	38,654,319	—	43,743,355
	Regional Banks	1,746,676	—	—	1,746,676
	Restaurants	12,156,570	53,127,518	—	65,284,088
	Soft Drinks	1,239,229	8,402,426	—	9,641,655
	Specialty Chemicals	763,486	3,199,268	—	3,962,754
	Tobacco	1,490,570	—	—	1,490,570
	Other	—	215,792,526	—	215,792,526
Short-Term Investments		—	59,660,208	—	59,660,208
		$84,715,317	$495,857,679	$—	$580,572,996
Large Cap Value Fund
Assets
Common Stocks		$194,575,895	$—	$—	$194,575,895
Short-Term Investments		—	4,230,685	—	4,230,685
		$194,575,895	$4,230,685	$—	$198,806,580
Liabilities
Call Options Written		$(21,000)	$—	$—	$(21,000)
		$(21,000)	$—	$—	$(21,000)

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2016 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/16
Long/Short Fund
Assets
Common Stocks		$233,989,154	$—	$—	$233,989,154
Short-Term Investments		—	49,814,362	—	49,814,362
		$233,989,154	$49,814,362	$—	$283,803,516
Liabilities
Securities Sold Short		$(98,582,137)	$—	$—	$(98,582,137)
		$(98,582,137)	$—	$—	$(98,582,137)
Micro Cap Fund
Assets
Common Stocks
	Biotechnology	$11,445,823	$2,946,855	$121,374	$14,514,052
	Department Stores	—	2,255,533	—	2,255,533
	Diversified Banks	—	3,321,535	—	3,321,535
	Industrial Machinery	2,658,178	2,609,466	—	5,267,644
	Internet Software & Services	17,130,225	2,461,444	—	19,591,669
	Packaged Foods & Meats	3,215,575	2,200,339	—	5,415,914
	Pharmaceuticals	8,487,355	5,178,933	—	13,666,288
	Textiles	—	4,295,233	—	4,295,233
	Thrifts & Mortgage Finance	3,008,432	4,483,030	—	7,491,462
	Other	180,279,548	—	—	180,279,548
Warrants		—	—	11,583	11,583
Short-Term Investments		—	7,044,934	—	7,044,934
		$226,225,136	$36,797,302	$132,957	$263,155,395
Micro Cap Value Fund
Assets
Common Stocks
	Asset Management & Custody Banks	$2,131,118	$790,863	$—	$2,921,981
	Brewers	—	1,494,100	—	1,494,100
	Commodity Chemicals	—	1,166,199	—	1,166,199

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2016 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/16
	Diversified Banks	$—	$3,281,899	$—	$3,281,899
	Electronic Equipment & Instruments	—	954,662	—	954,662
	Food Retail	—	1,079,384	—	1,079,384
	General Merchandise Stores	1,767,190	1,738,758	—	3,505,948
	Health Care Facilities	1,449,690	1,608,492	—	3,058,182
	Health Care Services	6,492,445	863,575	—	7,356,020
	Health Care Technology	1,711,500	2,617,113	—	4,328,613
	Home Improvement Retail	—	329,764	—	329,764
	Internet Retail	—	1,364,274	—	1,364,274
	Packaged Foods & Meats	1,819,350	2,621,072	—	4,440,422
	Pharmaceuticals	742,050	855,603	—	1,597,653
	Restaurants	894,210	1,424,959	—	2,319,169
	Textiles	1,852,652	1,780,018	—	3,632,670
	Thrifts & Mortgage Finance	4,450,760	1,034,034	—	5,484,794
	Other	91,021,719	—	—	91,021,719
Convertible Preferred Stocks		—	—	1,390,821	1,390,821
Preferred Stocks		—	—	1,801,050	1,801,050
Warrants		—	—	47,500	47,500
Rights		—	—	37,500	37,500
Short-Term Investments		—	21,707,475	—	21,707,475
		$114,332,684	$46,712,244	$3,276,871	$164,321,799
Small Cap Growth Fund
Assets
Common Stocks
	Air Freight & Logistics	$29,512,634	$32,143,517	$—	$61,656,151
	Biotechnology	106,137,439	22,072,988	424,539	128,634,966
	Diversified Banks	18,058,413	21,674,050	—	39,732,463
	Drug Retail	—	24,032,318	—	24,032,318
	Internet Retail	60,299,207	13,617,211	—	73,916,418

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2016 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/16
	Life Sciences Tools & Services	$49,043,384	$33,351,354	$—	$82,394,738
	Packaged Foods & Meats	—	24,829,093	—	24,829,093
	Personal Products	—	12,883,952	—	12,883,952
	Restaurants	56,043,506	21,535,935	—	77,579,441
	Other	1,233,061,821	—	—	1,233,061,821
Preferred Stocks		—	—	35,611,794	35,611,794
Limited Partnership Interest		—	—	3,974,900	3,974,900
Warrants		—	—	40,514	40,514
Short-Term Investments		—	6,808,344	—	6,808,344
		$1,552,156,404	$212,948,762	$40,051,747	$1,805,156,913
Small Cap Value Fund
Assets
Common Stocks
	Consumer Finance	$6,225,881	$2,661,057	$—	$8,886,938
	Diversified Banks	—	9,196,713	—	9,196,713
	Pharmaceuticals	4,178,769	2,329,240	—	6,508,009
	Other	233,393,864	—	—	233,393,864
Limited Partnership Interest		2,180,418	—	—	2,180,418
Short-Term Investments		—	17,934,636	—	17,934,636
		$245,978,932	$32,121,646	$—	$278,100,578
Strategic Income Fund
Assets
Common Stocks
	Diversified REITs	$715,975	$498,000	$—	$1,213,975
	Other	40,352,299	—	—	40,352,299
Exchange-Traded Funds		310,464	—	—	310,464
Limited Liability Company Membership Interest		614,607	—	—	614,607
Limited Partnership Interest		4,208,951	—	—	4,208,951
Corporate Bonds		—	—	381	381
Short-Term Investments		—	11,532,641	—	11,532,641
		$46,202,296	$12,030,641	$381	$58,233,318

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2016 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/16
Ultra Growth Fund
Assets
Common Stocks
	Biotechnology	$10,678,699	$44,749	$59,069	$10,782,517
	Department Stores	—	583,663	—	583,663
	Diversified Banks	—	3,127,408	—	3,127,408
	Health Care Services	—	471,972	—	471,972
	Industrial Machinery	2,107,041	487,536	—	2,594,577
	Packaged Foods & Meats	1,446,822	320,799	—	1,767,621
	Restaurants	1,526,894	381,403	—	1,908,297
	Other	62,274,352	—	—	62,274,352
Preferred Stocks		—	—	1,177,137	1,177,137
Limited Partnership Interest		—	—	3,701,442	3,701,442
Warrants		—	—	5,636	5,636
Short-Term Investments		—	4,095,840	—	4,095,840
		$78,033,808	$9,513,370	$4,943,284	$92,490,462
World Innovators Fund
Assets
Common Stocks
	Auto Parts & Equipment	$—	$97,628	$—	$97,628
	Automotive Retail	929,895	2,229,330	—	3,159,225
	Biotechnology	2,956,812	3,556,448	—	6,513,260
	Electronic Equipment & Instruments	4,399,851	2,178,440	—	6,578,291
	Food Retail	2,686,212	4,330,382	—	7,016,594
	Health Care Distributors	973,753	427,302	—	1,401,055
	Health Care Equipment	1,398,604	9,705,136	—	11,103,740
	Health Care Services	5,427,523	1,541,179	—	6,968,702
	Health Care Technology	1,427,379	2,326,800	—	3,754,179
	Internet Retail	9,565,406	4,770,832	—	14,336,238

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2016 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/16
	Life Sciences Tools & Services	$—	$4,042,771	$—	$4,042,771
	Movies & Entertainment	—	1,180,114	—	1,180,114
	Personal Products	1,107,212	668,487	—	1,775,699
	Pharmaceuticals	236,907	1,694,544	—	1,931,451
	Semiconductors	419,328	2,876,223	—	3,295,551
	Technology Hardware, Storage & Peripherals	—	285,762	—	285,762
	Other	82,384,755	—	—	82,384,755
Limited Partnership Interest		—	—	273,451	273,451
Short-Term Investments		—	32,913,579	—	32,913,579
Foreign Currency Exchange Contracts		—	3,436,236	—	3,436,236
		$113,913,637	$78,261,193	$273,451	$192,448,281
Liabilities
Foreign Currency Exchange Contracts		$—	$(1,842,260)	$—	$(1,842,260)
		$—	$(1,842,260)	$—	$(1,842,260)
Income Fund
Assets
Asset-Backed Securities		$—	$9,231,590	$—	$9,231,590
Collateralized Mortgage Obligations		—	16,170,938	—	16,170,938
Commercial Mortgage-Backed Securities		—	4,644,940	—	4,644,940
Corporate Bonds		—	44,545,243	—	44,545,243
Municipal Bonds		—	6,405,646	—	6,405,646
Exchange-Traded Funds		881,510	—	—	881,510
U.S. Government Agency Securities		—	4,986,950	—	4,986,950
U.S. Treasury Notes		—	10,604,125	—	10,604,125
Preferred Stocks		1,220,720	—	—	1,220,720
		$2,102,230	$96,589,432	$—	$98,691,662
U.S. Treasury Fund
Assets
U.S. Government Obligations		$—	$471,762,817	$—	$471,762,817
Short-Term Investments		—	6,143,457	—	6,143,457
		$—	$477,906,274	$—	$477,906,274

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2016 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the period ended June 30, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. The table below shows the significant transfers between Level 1 and Level 2 due to fair valuation in certain foreign markets pursuant to a systematic valuation model.

Fund	Transfers Out Of Level 1 at Market Value	Transfers Into Level 2 at Market Value
Emerging India Fund	$2,739,088	$2,739,088
Frontier Emerging Small Countries Fund	68,467,145	68,467,145
International Growth Fund	1,872,226	1,872,226
International Opportunities Fund	44,029,152	44,029,152
Micro Cap Value Fund	2,357,676	2,357,676
Small Cap Growth Fund	24,829,093	24,829,093
World Innovators Fund	285,762	285,762

Fund	Transfers Out Of Level 2 at Market Value	Transfers Into Level 1 at Market Value
Emerging India Fund	$721,814	$721,814
Emerging Markets Small Cap Fund	23,766,751	23,766,751
Frontier Emerging Small Countries Fund	85,405,403	85,405,403
International Opportunities Fund	44,273,135	44,273,135
Micro Cap Value Fund	1,728,015	1,728,015
World Innovators Fund	10,416,328	10,416,328

There were transfers of $914 in the Ultra Growth Fund and $65 in the World Innovators Fund from Level 3 to Level 1 due to a change in pricing strategy on a private company that came public. This transfer amount represents the beginning of the period value for Xtera Communications, which transferred to Level 1 during the period in order to properly represent the activity on the Level 3 Rollforward presented below.

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2016 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the period ended June 30, 2016:

									Market	Net Change in Unrealized
Fund	Market Value Beginning Balance 9/30/2015	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Value Ending Balance 6/30/2016	Appreciation (Depreciation) on Investments Held at 6/30/2016
Core Growth Fund
Preferred Stocks	$4,000,004	$—	$—	$—	$—	$(1,037,674)	$—	$—	$2,962,330	$(1,037,674)

	4,000,004	—	—	—	—	(1,037,674)	—	—	2,962,330	(1,037,674)

Emerging India Fund
Common Stocks	—	1,748,916	—	—	—	(73,627)	—	—	1,675,289	(73,627)

	—	1,748,916	—	—	—	(73,627)	—	—	1,675,289	(73,627)

Emerging Markets Small Cap Fund
Common Stocks	873,390	1,481,777	—	—	—	(824,415)	—	—	1,530,752	(824,415)

	873,390	1,481,777	—	—	—	(824,415)	—	—	1,530,752	(824,415)

Global Opportunities Fund
Common Stocks	—	154,165	—	—	—	4,354	—	—	158,519	4,354

	—	154,165	—	—	—	4,354	—	—	158,519	4,354

International Growth Fund
Common Stocks	—	2,412,934	—	—	—	(49,384)	—	—	2,363,550	(49,384)

	—	2,412,934	—	—	—	(49,384)	—	—	2,363,550	(49,384)

Micro Cap Fund
Common Stocks	—	120,375	—	—	—	999	—	—	121,374	999
Warrants	—	2,109	—	—	—	9,474	—	—	11,583	9,474

	—	122,484	—	—	—	10,473	—	—	132,957	10,473

Micro Cap Value Fund
Convertible Preferred Stocks	1,310,000	72,407	—	—	—	8,414	—	—	1,390,821	8,414
Preferred Stocks	1,801,050	—	—	—	—	—	—	—	1,801,050	—
Warrants	42,019		—	—	—	5,481	—	—	47,500	5,481
Rights	—	71,250	—	—	—	(33,750)	—	—	37,500	(33,750)

	3,153,069	143,657	—	—	—	(19,855)	—	—	3,276,871	(19,855)

Small Cap Growth Fund
Common Stocks	—	421,045	—	—	—	3,494	—	—	424,539	3,494
Preferred Stocks	36,789,588	6,000,003	—	—	—	(7,177,797)	—	—	35,611,794	(7,177,797)
Limited Partnership Interest	4,827,863	15,000	(688,071)	—	299,380	(479,272)	—	—	3,974,900	(479,272)
Warrants	—	7,378	—	—	—	33,136	—	—	40,514	33,136

	41,617,451	6,443,426	(688,071)	—	299,380	(7,620,439)	—	—	40,051,747	(7,620,439)

Strategic Income Fund
Corporate Bonds	804	—	(580)	—	(11)	168	—	—	381	168

	804	—	(580)	—	(11)	168	—	—	381	168

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2016 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

									Market	Net Change in Unrealized
Fund	Market Value Beginning Balance 9/30/2015	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Value Ending Balance 6/30/2016	Appreciation (Depreciation) on Investments Held at 6/30/2016
Ultra Growth Fund
Common Stocks	914	58,583	—	—	—	486	—	914	59,069	486
Preferred Stocks	1,573,562	—	(75,191)	—	—	(321,234)	—	—	1,177,137	(321,234)
Limited Partnership Interest	4,511,302	15,000	(646,484)	—	288,238	(466,614)	—	—	3,701,442	(466,614)
Warrants	—	1,026	—	—	—	4,610	—	—	5,636	4,610

	6,085,778	74,609	(721,675)	—	288,238	(782,752)	—	914	4,943,284	(782,752)

World Innovators Fund
Common Stocks	65	—	—	—	—	—	—	65	—	—
Limited Partnership Interest	316,546	—	(41,586)	—	11,143	(12,652)	—	—	273,451	(12,652)

	316,611	—	(41,586)	—	11,143	(12,652)	—	65	273,451	(12,652)

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value at 6/30/16	Valuation Technique	Unobservable Input	Range (Average)
Core Growth Fund	Direct Venture Capital Investments: Systems Software	$2,962,330	Market comparable companies	EV/R* multiple	5.1 - 10.5 (7.3)
				Discount for lack of marketability	20%

Emerging India Fund	Common Stock: Human Resource & Employment Services	$1,402,725	Discount on cost	Discount for lack of marketability	5%

Emerging India Fund	Unlisted Common Stock: Life & Health Insurance	$272,564	Value spun from parent company	Percent of parent assets	23%
			Discount for lack of marketability	Discount for lack of marketability	4%

Emerging Markets Small Cap Fund	Unlisted Common Stock: Life & Health Insurance	$1,513,975	Value spun from parent company	Percent of parent assets	23%
			Discount for lack of marketability	Discount for lack of marketability	4%

Global Opportunities Fund	Unlisted Common Stock: Life & Health Insurance	$158,519	Value spun from parent company	Percent of parent assets	23%
			Discount for lack of marketability	Discount for lack of marketability	4%

International Growth Fund	Unlisted Common Stock: Life & Health Insurance	$2,363,550	Value spun from parent company	Percent of parent assets	23%
			Discount for lack of marketability	Discount for lack of marketability	4%

Micro Cap Value Fund	Direct Venture Capital Investments: Pharmaceuticals	$1,801,050	Probability of warrant exercise	Exercise price	**
			Probability of no warrant exercise	Remaining value	**

Micro Cap Value Fund	Private Investment in a Public Equity: Oil & Gas Refining & Marketing	$1,390,821	Underlying price	Probability weighting	25%
			Liquidation preference	Probability weighting	75%

Micro Cap Value Fund	Warrant in Public Equity: Oil & Gas Refining & Marketing	$47,500	Discount to cost	Cost	50%

Small Cap Growth Fund	Direct Venture Capital Investments: Biotechnology	$201,671	Market comparable companies	EV/R* multiple	1.1 - 13.9 (4.4)
				Discount for lack of marketability	20%

Small Cap Growth Fund	Direct Venture Capital Investments: Computer Services Software & Systems	$6,241,816	Market comparable companies	EV/GP† multiple	3.8 - 12.3 (7.2)
				Discount for lack of marketability	20%

Small Cap Growth Fund	Direct Venture Capital Investments: Oil & Gas Equipment & Services	$11,256,047	Market comparable companies	EV/R* multiple	3.1 - 8.9 (4.8)
				Discount for lack of marketability	20%

Small Cap Growth Fund	Direct Venture Capital Investments: Systems Software	$11,912,257	Market comparable companies	EV/R* multiple	5.1 - 10.5 (7.3)
				Discount for lack of marketability	20%

Ultra Growth Fund	Direct Venture Capital Investments: Biotechnology	$50,418	Market comparable companies	EV/R* multiple	1.1 - 13.9 (4.4)
				Discount for lack of marketability	20%

Ultra Growth Fund	Direct Venture Capital Investments: Health Care Technology	$283,432	Probability of completion of repurchase	Discount to repurchase amount	20%

Ultra Growth Fund	Direct Venture Capital Investments: Oil & Gas Equipment & Services	$843,287	Market comparable companies	EV/R* multiple	3.1 - 8.9 (4.8)
				Discount for lack of marketability	20%

*	Enterprise-Value-To-Revenue Multiple - (“EV/R”) A measure of the value of a stock that compares a company’s enterprise value to its revenue.

**

The exercise price of the warrant will be within a range; the actual price is not set at this time. As such, this valuation is directionally sensitive to the determination of the exercise price within the range.

†	Enterprise-Value-To-Gross Profit Multiple - (“EV/GP”) A measure of the value of a stock that compares a company’s enterprise value to its gross profit.

Changes in multiples may change the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of an investment.

The Funds’ other Level 3 investments have been valued using observable inputs, unadjusted third-party transactions and quotations, unadjusted historical third party information or the unadjusted NAV of an investment in private investment companies. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table.

Other information regarding the Funds is available in the Funds’ most recent Prospectus and Report to Shareholders. This information is available on the Funds’ web site at www.wasatchfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS TRUST

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: August 26, 2016

By:	/s/ Cindy B. Firestone
Cindy B. Firestone
Treasurer (principal financial officer) of Wasatch Funds Trust

Date: August 26, 2016